UNITED STATESSECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Tax-Free Bond Fund Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	17.5	17.1
Florida	12.4	12.7
Texas	9.8	10.4
California	7.7	7.8
New York	6.8	5.1

Top Five Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.9	31.2
Health Care	18.1	16.8
Transportation	14.7	13.1
Electric Utilities	9.0	10.0
Escrowed/Pre-Refunded	5.9	8.5

Quality Diversification (% of fund's net assets)

As of July 31, 2017
AAA	3.2%
AA,A	76.3%
BBB	14.1%
BB and Below	0.8%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	3.2%

As of January 31, 2017
AAA	3.6%
AA,A	77.1%
BBB	11.6%
BB and Below	0.6%
Not Rated	2.7%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Alabama - 0.1%
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	$520,000	$521,435
5% 10/1/22	655,000	656,795
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,685,984
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,000,000	1,051,670

TOTAL ALABAMA		4,915,884

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,026,414
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,945,737
5% 10/1/33	2,200,000	2,519,748
5% 10/1/35	1,600,000	1,822,608

TOTAL ALASKA		11,314,507

Arizona - 2.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,046,640
5.25% 10/1/23 (FSA Insured)	5,000,000	5,440,750
5.25% 10/1/26 (FSA Insured)	1,000,000	1,087,470
5.25% 10/1/28 (FSA Insured)	500,000	543,515
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 1.68%, tender 1/1/37 (a)	1,000,000	869,760
Glendale Excise Tax Rev. Series 2017:
5% 7/1/24 (b)	3,475,000	4,114,887
5% 7/1/29 (b)	3,190,000	3,793,580
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,328,669
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20 (Pre-Refunded to 7/1/18 @ 100)	1,520,000	1,576,407
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	12,000,000	14,051,400
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	451,911
6% 1/1/48 (c)	1,625,000	1,631,841
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,301,916
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	415,605
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	11,840,000	13,686,448
Phoenix Civic Impt. Board Arpt. Rev. Series 2015 A, 5% 7/1/45	3,170,000	3,584,858
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,606,850
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,170,790
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,925,500
5.5% 12/1/29	2,100,000	2,579,094
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	311,556
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,037,580

TOTAL ARIZONA		69,557,027

California - 7.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	4,956,652
Series B, 2.85%, tender 4/1/25 (a)	3,840,000	4,040,947
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,669,965
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,028,523
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	10,400,000	10,737,376
Series 2007, 5.625% 5/1/20	5,000	5,018
Series 2016, 5% 9/1/29	1,485,000	1,804,988
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	5,000	5,015
5% 8/1/22	6,065,000	7,166,101
5% 11/1/24	3,000,000	3,032,010
5% 8/1/29	3,765,000	4,573,044
5.25% 9/1/22	1,430,000	1,710,566
5.25% 12/1/33	35,000	35,104
5.25% 4/1/35	4,300,000	5,014,789
5.25% 3/1/38	830,000	848,459
5.25% 11/1/40	1,100,000	1,231,241
5.5% 4/1/30	5,000	5,016
5.5% 3/1/40	600,000	663,348
5.6% 3/1/36	300,000	332,838
6% 4/1/38	3,100,000	3,349,829
6% 11/1/39	9,225,000	10,219,824
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	47,893
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,294,838
Series 2013 A, 5% 8/15/52	15,070,000	16,625,676
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,215,385
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,003,080
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,504,510
Series 2012 G, 5% 11/1/25	1,500,000	1,754,715
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/21	3,740,000	4,342,701
5% 12/1/22	1,400,000	1,614,088
5% 12/1/23	2,600,000	2,996,396
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	835,000	921,281
Series 2009 I, 6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	500,000	557,790
Series 2017 C:
5% 3/1/21	2,500,000	2,841,125
5% 3/1/22	2,750,000	3,211,423
5% 3/1/23	3,870,000	4,621,864
5% 3/1/26	2,860,000	3,551,005
5% 3/1/27	3,935,000	4,908,716
5% 3/1/28	4,025,000	4,938,836
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	1,480,000	1,446,108
5% 5/15/25	1,000,000	1,172,700
5% 5/15/26	1,000,000	1,180,450
5% 5/15/27	1,000,000	1,171,910
5% 5/15/28	1,000,000	1,163,440
5% 5/15/32	1,250,000	1,411,850
5% 5/15/33	1,500,000	1,689,750
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (d)	1,450,000	1,561,317
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A, 5% 6/1/33	3,500,000	4,271,785
Series 2017 B:
5% 6/1/32	6,000,000	7,364,220
5% 6/1/37	3,525,000	4,254,428
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,006,298
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,962,636
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,889,725
Series 2017 A1:
5% 6/1/21	1,110,000	1,241,657
5% 6/1/22	1,555,000	1,771,705
5% 6/1/23	1,780,000	2,054,316
5% 6/1/24	1,000,000	1,168,300
Long Beach Unified School District Series 2009, 5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	1,360,000	1,487,255
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,306,640
5% 3/1/25	1,000,000	1,150,920
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,074,720
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,353,950
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,003,140
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,063,060
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,320,870
5% 5/1/24	675,000	717,201
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	893,058
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	1,000,000	1,077,040
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/20 (Pre-Refunded to 8/1/19 @ 100)	1,935,000	2,146,670
Series 2015 A:
5% 8/1/27	1,295,000	1,578,566
5% 8/1/28 (FSA Insured)	1,500,000	1,816,140
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,590,855
5% 2/1/24	2,915,000	3,341,785
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	779,532
Series B:
0% 8/1/33	4,350,000	2,493,377
0% 8/1/37	8,000,000	3,836,080
0% 8/1/38	4,225,000	1,940,754
0% 8/1/39	7,220,000	3,175,212
0% 8/1/41	4,900,000	1,967,154
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,215,942
5% 9/1/30	1,370,000	1,550,525
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,389,674
5% 8/1/31	1,630,000	1,906,888
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,204,208
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,260,049
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,071,780
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,635,480
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,192,799
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	707,512
0% 7/1/37	5,105,000	2,436,259
Series 2008 E, 0% 7/1/47 (d)	2,600,000	1,595,204
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,189,060
5% 6/1/27	1,000,000	1,176,870
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,103,312
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,918,569
Series 2010 B, 0% 8/1/47	3,700,000	1,120,878
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	963,370
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,379,822
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	592,020
Series 2017 AV, 5% 5/15/36	1,610,000	1,927,975
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,418,500
Washington Township Health Care District Rev.:
Series 2009 A:
5.25% 7/1/18	230,000	238,006
5.5% 7/1/19	390,000	418,739
6% 7/1/29	1,000,000	1,063,350
Series 2010 A, 5.25% 7/1/30	1,900,000	2,053,007
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	901,620

TOTAL CALIFORNIA		260,909,967

Colorado - 0.8%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,146,664
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,917,120
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,164,795
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,706,660
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,600,162
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,350,976
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (Pre-Refunded to 11/15/17 @ 100)	1,000,000	1,011,850
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,323,672
Series 2010 C, 5.375% 9/1/26	1,000,000	1,105,610
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,352,088
Series 2016 A, 5% 6/1/47	3,115,000	3,587,078

TOTAL COLORADO		27,266,675

Connecticut - 1.0%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/27	10,000,000	11,659,800
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2013 A, 1%, tender 7/1/19 (a)	12,000,000	11,977,320
Series 2016 K, 4% 7/1/46	4,465,000	4,481,521
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (FSA Insured)	2,250,000	2,405,250
5% 8/15/20 (FSA Insured)	400,000	439,984
5% 8/15/24 (FSA Insured)	1,195,000	1,401,723
5% 8/15/25 (FSA Insured)	570,000	671,762

TOTAL CONNECTICUT		33,037,360

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,456,130
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2017 A:
5% 6/1/33	2,300,000	2,767,084
5% 6/1/34	3,200,000	3,834,528
District of Columbia Hosp. Rev.:
(Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	5,000,000	5,560,500
Series 2015:
5% 7/15/29	4,000,000	4,694,200
5% 7/15/30	6,495,000	7,568,818
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	860,168

TOTAL DISTRICT OF COLUMBIA		25,285,298

Florida - 12.4%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,992,893
Series 2015 C:
5% 7/1/25	1,375,000	1,653,121
5% 7/1/27	1,455,000	1,729,529
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	1,630,000	1,869,920
series 2012 Q1, 5% 10/1/22	2,000,000	2,349,620
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,923,044
Series 2012 A, 5% 7/1/24	8,830,000	10,206,244
Series 2015 A:
5% 7/1/24	940,000	1,133,960
5% 7/1/26	3,635,000	4,396,642
Series 2015 B, 5% 7/1/25	1,560,000	1,904,666
Series 2016, 5% 7/1/32	1,020,000	1,200,265
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,105,920
Series 2012 A1, 5% 6/1/21	4,525,000	5,149,948
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,247,883
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,468,364
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	4,777,816
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	2,385,000	2,717,278
Series A, 5.5% 6/1/38	700,000	733,075
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	3,600,000	4,113,684
Series 2012 A, 5% 7/1/25	3,300,000	3,762,759
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,900,066
Series 2015 C, 5% 10/1/35	2,000,000	2,191,940
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A:
5% 10/1/26	4,000,000	4,928,280
5% 10/1/27	5,000,000	6,181,150
5% 10/1/28	400,000	495,536
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,172,150
5% 10/1/31	1,075,000	1,273,488
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,298,644
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	1,000,000	1,111,720
Series 2015 B, 5% 10/1/29	1,250,000	1,475,325
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	627,214
5% 6/1/24	835,000	988,840
5% 6/1/28	655,000	751,174
5% 6/1/46	1,225,000	1,329,713
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	5,000,000	5,556,850
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,722,210
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,702,240
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,136,484
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,534,339
Series Three 2010 D, 5% 10/1/38	2,800,000	3,038,588
Jacksonville Fla Health Care F (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26 (b)	2,000,000	2,444,020
5% 8/15/34 (b)	2,750,000	3,209,195
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,604,488
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,719,795
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,674,675
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,734,172
Series 2010, 5.5% 10/1/30	755,000	849,624
Series 2014 A, 5% 10/1/37	8,500,000	9,658,210
Series 2014 B, 5% 10/1/34	2,225,000	2,545,200
Series 2016 A, 5% 10/1/41	8,500,000	9,757,150
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,159,160
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,593,238
Series 2014 A:
5% 7/1/25	1,430,000	1,716,844
5% 7/1/27	1,000,000	1,177,890
5% 7/1/28	2,225,000	2,609,903
5% 7/1/29	1,010,000	1,181,205
5% 7/1/44	18,800,000	21,006,368
Series 2014 B, 5% 7/1/30	2,500,000	2,906,425
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,559,985
Series 2011 B, 5.625% 5/1/31	2,195,000	2,492,510
Series 2014 D:
5% 11/1/22	2,085,000	2,444,788
5% 11/1/23	5,485,000	6,542,179
5% 11/1/24	6,350,000	7,666,673
5% 11/1/25	6,655,000	7,940,546
Series 2015 A, 5% 5/1/29	12,370,000	14,373,940
Series 2015 B:
5% 5/1/27	13,000,000	15,385,370
5% 5/1/28	7,305,000	8,566,500
Series 2016 A, 5% 5/1/32	10,000,000	11,611,300
Series 2016 B, 5% 8/1/26	4,505,000	5,516,913
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	894,859
5% 7/1/42	800,000	905,312
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,136,280
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	951,252
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,410,766
5.75% 10/1/43	285,000	295,824
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	754,354
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,720,850
Series 2012 A, 5% 10/1/42	6,315,000	6,803,339
Series 2012 B, 5% 10/1/42	2,500,000	2,693,325
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	5,980,700
Series 2016 C, 5% 8/1/33	10,730,000	12,558,285
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,348,203
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,070,520
Series 2009 B:
5% 10/1/33	3,540,000	3,755,090
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	2,660,000	2,836,651
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,664,715
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,342,980
5% 8/1/23	3,550,000	4,246,262
5% 8/1/24	1,500,000	1,822,920
Series 2015 B:
5% 8/1/23	1,500,000	1,794,195
5% 8/1/24	4,135,000	5,025,183
5% 8/1/25	875,000	1,073,844
Series 2015 D:
5% 8/1/28	1,980,000	2,357,210
5% 8/1/29	6,765,000	7,994,403
5% 8/1/30	6,985,000	8,193,545
5% 8/1/31	7,015,000	8,184,611
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,581,800
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Pre-Refunded to 9/1/18 @ 100)	1,590,000	1,680,662
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	2,300,000	2,361,594
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,900,273
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	605,015
5% 10/1/28	4,000,000	4,801,880
5% 10/1/30	2,000,000	2,364,940
5% 10/1/32	3,310,000	3,872,038
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,519,329
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,604,493
5% 12/1/36	1,100,000	1,202,454
Series 2015 A, 5% 12/1/40	1,000,000	1,082,650
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,539,209
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,416,016
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,034,901
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,353,650
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,568,403
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	943,804

TOTAL FLORIDA		416,749,437

Georgia - 2.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,407,368
2.2%, tender 4/2/19 (a)	5,900,000	5,952,038
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,860,316
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,810,910
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,173,557
6.125% 9/1/40	5,575,000	6,056,011
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,145,910
5.25% 10/1/41	1,900,000	2,169,002
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,813,875
Series 2013, 5% 1/1/32	10,000,000	11,609,100
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,205,160
Series C, 5% 1/1/22	2,900,000	3,289,151
Series GG, 5% 1/1/23	1,600,000	1,852,992
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,397,309
Series S, 5% 10/1/24	1,575,000	1,832,434
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,264,119
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,898,432
5% 4/1/44	10,855,000	11,841,394
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,006,930

TOTAL GEORGIA		75,586,008

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	5,042,562
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,020,270
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	6,735,960
Series 2015 ID:
5% 12/1/24	500,000	604,410
5.5% 12/1/26	1,200,000	1,495,008
5.5% 12/1/27	3,250,000	4,011,995

TOTAL IDAHO		14,867,643

Illinois - 17.5%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,015,595
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,218,907
Series 2008 C:
5.25% 12/1/23	1,060,000	1,000,439
5.25% 12/1/24	715,000	669,018
Series 2010 F, 5% 12/1/20	570,000	549,833
Series 2011 A:
5% 12/1/41	1,865,000	1,604,385
5.25% 12/1/41	1,510,000	1,313,851
5.5% 12/1/39	2,700,000	2,386,827
Series 2012 A, 5% 12/1/42	2,815,000	2,421,182
Series 2015 C, 5.25% 12/1/39	800,000	695,664
Series 2016 B, 6.5% 12/1/46	400,000	396,332
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,433,908
Chicago Midway Arpt. Rev. Series 2016 B:
5% 1/1/36	4,500,000	5,121,495
5% 1/1/37	5,300,000	6,023,609
5% 1/1/41	6,000,000	6,790,740
5% 1/1/46	7,200,000	8,109,288
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	6,585,000	7,767,337
Series 2013 D, 5% 1/1/27	5,175,000	5,950,163
Series 2016 B, 5% 1/1/34	2,835,000	3,274,170
Series 2016 C:
5% 1/1/32	4,750,000	5,543,678
5% 1/1/33	1,305,000	1,514,557
5% 1/1/34	1,510,000	1,743,914
Series 2017 B:
5% 1/1/34	1,515,000	1,761,794
5% 1/1/35	2,540,000	2,937,993
5% 1/1/36	1,650,000	1,907,070
5% 1/1/37	2,000,000	2,309,840
5% 1/1/38	2,250,000	2,596,590
5% 1/1/39	2,000,000	2,304,540
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,207,920
Series 2017, 5% 12/1/46	1,900,000	2,083,825
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Pre-Refunded to 6/1/18 @ 100)	1,200,000	1,242,936
5.25% 6/1/23 (Pre-Refunded to 6/1/18 @ 100)	1,000,000	1,035,780
Series 2017:
5% 6/1/22 (b)	980,000	1,116,553
5% 6/1/23 (b)	880,000	1,017,421
5% 6/1/24 (b)	1,495,000	1,749,464
5% 6/1/25 (b)	745,000	878,400
5% 6/1/26 (b)	1,595,000	1,891,303
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33 (FSA Insured)	1,965,000	2,057,453
5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	335,000	352,859
5.25% 11/1/38	9,150,000	9,420,749
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,369,445
5% 12/15/37	1,000,000	1,046,030
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,300
Series 2010 A:
5.25% 11/15/22	2,065,000	2,262,682
5.25% 11/15/33	13,180,000	14,083,094
Series 2011 A, 5.25% 11/15/28	1,625,000	1,776,336
Series 2012 C:
5% 11/15/23	4,375,000	4,906,125
5% 11/15/24	3,500,000	3,910,200
5% 11/15/25 (FSA Insured)	5,800,000	6,540,834
Series 2016 A, 5% 11/15/29	6,110,000	6,825,664
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,594,668
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,045,544
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	2,400,000	2,529,216
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,175,614
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,254,245
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,574,528
5% 10/1/33	1,500,000	1,727,010
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,800,000	2,916,592
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,325,703
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	1,425,000	1,617,475
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	5,300,000	5,989,318
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,336,356
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,522,295
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,125,000	1,233,731
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	771,795
6% 8/15/23	1,000,000	1,033,710
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,054,269
Series 2008 A, 6% 2/1/23 (Pre-Refunded to 2/1/18 @ 100)	400,000	410,100
Series 2009 A:
7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,510,000	1,626,783
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	6,000,000	6,806,580
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,163,988
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	780,353
Series 2012 A:
5% 5/15/19	1,000,000	1,062,800
5% 5/15/23	700,000	796,005
Series 2012:
4% 9/1/32	3,000,000	3,019,110
5% 9/1/22	800,000	901,720
5% 9/1/32	4,000,000	4,267,200
5% 9/1/38	5,400,000	5,678,640
5% 11/15/43	1,640,000	1,761,737
Series 2013:
4% 5/15/33	385,000	387,818
5% 11/15/24	1,115,000	1,278,269
5% 11/15/27	400,000	449,400
5% 5/15/43	3,700,000	3,928,882
Series 2015 A:
5% 11/15/31	3,500,000	3,952,340
5% 11/15/45	9,545,000	10,394,410
Series 2015 B, 5% 11/15/23	1,845,000	2,190,605
Series 2015 C:
5% 8/15/35	3,340,000	3,649,017
5% 8/15/44	15,400,000	16,624,608
Series 2016 A:
5% 7/1/33	1,850,000	2,084,950
5% 7/1/34	1,000,000	1,123,720
5% 8/15/34	1,800,000	1,968,156
5.25% 8/15/29	1,015,000	1,161,688
Series 2016 B:
5% 8/15/30	3,000,000	3,515,970
5% 8/15/33	4,585,000	5,286,964
5% 8/15/34	2,415,000	2,771,865
Series 2016 C:
4% 2/15/36	2,880,000	2,742,019
5% 2/15/21	4,000,000	4,340,360
5% 2/15/22	2,350,000	2,590,758
5% 2/15/30	9,000,000	9,947,880
5% 2/15/31	1,000,000	1,099,400
5% 2/15/41	5,365,000	5,720,968
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	68,066
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,340,447
Series 2006:
5% 1/1/19	1,500,000	1,554,405
5.5% 1/1/31	1,945,000	2,162,004
Series 2010:
5% 1/1/18	4,440,000	4,497,098
5% 1/1/21 (FSA Insured)	900,000	951,444
5% 1/1/23 (FSA Insured)	2,100,000	2,216,508
Series 2012 A:
4% 1/1/23	1,220,000	1,259,833
5% 1/1/33	1,700,000	1,749,351
Series 2012:
5% 8/1/19	900,000	944,586
5% 8/1/21	1,695,000	1,821,057
5% 3/1/23	1,500,000	1,616,070
5% 8/1/23	1,675,000	1,835,398
5% 3/1/28	650,000	681,083
5% 3/1/36	1,000,000	1,025,010
Series 2013 A, 5% 4/1/35	900,000	928,566
Series 2013, 5.5% 7/1/38	2,000,000	2,109,080
Series 2014:
5% 2/1/23	1,850,000	2,020,459
5% 2/1/25	2,245,000	2,451,383
5% 2/1/27	1,075,000	1,153,744
5% 4/1/28	580,000	618,831
5% 5/1/28	3,325,000	3,548,008
5% 5/1/32	1,400,000	1,464,260
5% 5/1/33	1,600,000	1,667,712
5.25% 2/1/29	3,900,000	4,190,238
5.25% 2/1/30	2,700,000	2,883,384
5.25% 2/1/31	1,305,000	1,386,745
Series 2016:
5% 2/1/23	880,000	961,083
5% 6/1/25	4,465,000	4,929,583
5% 6/1/26	610,000	671,159
5% 2/1/27	4,345,000	4,786,452
5% 2/1/28	3,495,000	3,815,002
5% 2/1/29	3,285,000	3,558,575
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,027,000
5.25% 5/15/32 (FSA Insured)	590,000	605,930
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,255,417
5% 2/1/29	10,000,000	11,566,100
5% 2/1/31	1,890,000	2,156,906
Illinois Sales Tax Rev. Series 2016 A, 4% 6/15/32	975,000	996,167
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	22,237,000
Series 2015 A:
5% 1/1/37	1,700,000	1,932,696
5% 1/1/40	6,700,000	7,586,879
Series 2015 B, 5% 1/1/40	3,800,000	4,285,868
Series 2016 A:
5% 12/1/31	945,000	1,096,748
5% 12/1/32	6,700,000	7,732,537
Series 2016 B, 5% 1/1/41	13,000,000	14,726,010
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,075,415
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,173,804
0% 11/1/20 (FSA Insured)	3,850,000	3,623,235
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,510,088
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,745,610
5% 1/1/28	2,780,000	3,214,875
0% 12/1/17 (AMBAC Insured)	910,000	904,631
6.5% 1/1/20 (AMBAC Insured)	310,000	346,329
6.5% 1/1/20 (Escrowed to Maturity)	535,000	604,507
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,191,963
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,943,780
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,363,536
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,643,109
0% 1/15/25	4,440,000	3,660,025
0% 1/15/26	3,335,000	2,649,891
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	6,917,470
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	4,952,405
0% 6/15/44 (FSA Insured)	19,125,000	5,831,595
0% 6/15/45 (FSA Insured)	12,145,000	3,533,466
0% 6/15/47 (FSA Insured)	5,760,000	1,524,730
Series 2012 B, 0% 12/15/51	5,900,000	840,927
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,695,000	8,334,478
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,490,000	2,130,146
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,915,600
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,253,415
Series 2010 A:
5% 4/1/25	1,700,000	1,833,773
5.25% 4/1/30	1,020,000	1,105,190
Series 2013:
6% 10/1/42	1,935,000	2,227,514
6.25% 10/1/38	1,900,000	2,226,249
Will County Cmnty. Unit School District #365-U:
0% 11/1/18 (Escrowed to Maturity)	945,000	931,846
0% 11/1/18 (FSA Insured)	4,085,000	4,011,225
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,254,138
0% 11/1/19 (FSA Insured)	8,310,000	8,017,987
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	15,029,977

TOTAL ILLINOIS		590,931,035

Indiana - 2.3%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,565,000	2,929,692
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	3,100,000	3,509,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,830,356
Indiana Fin. Auth. Hosp. Rev.:
( Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/24 (b)	1,000,000	1,204,590
(Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/25 (b)	1,000,000	1,212,930
5% 11/1/28 (b)	450,000	553,064
5% 11/1/29 (b)	1,400,000	1,710,436
5% 11/1/30 (b)	315,000	384,502
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,118,970
5% 3/1/30	500,000	544,700
5% 3/1/41	2,590,000	2,806,498
Series 2015 A, 5.25% 2/1/32	2,940,000	3,468,877
Series 2015, 5% 3/1/36	4,500,000	5,015,475
Series 2016:
5% 9/1/27	1,850,000	2,215,190
5% 9/1/31	1,400,000	1,622,236
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	990,310
5% 10/1/37	1,700,000	1,942,590
Series 2014 A:
5% 10/1/25	1,200,000	1,457,784
5% 10/1/26	1,750,000	2,116,783
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,106,370
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,738,669
5% 10/1/45	12,700,000	14,501,114
Series 2011 A, 5.25% 10/1/26	1,000,000	1,152,890
Series 2011 B, 5% 10/1/41	2,000,000	2,222,300
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (Pre-Refunded to 5/1/18 @ 100)	1,600,000	1,651,616
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	898,440
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,000,000	1,018,180
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,051,132
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,974,928
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,312,378

TOTAL INDIANA		78,262,200

Kansas - 0.6%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,633,681
Johnson County Unified School District # 233:
Series 2016 A:
5% 9/1/21	750,000	862,433
5% 9/1/23	1,000,000	1,205,800
Series 2016 B:
5% 9/1/22	1,600,000	1,883,936
5% 9/1/23	290,000	349,682
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,641,532
Series 2016 A:
5% 9/1/40	4,200,000	4,763,052
5% 9/1/45	5,125,000	5,780,846

TOTAL KANSAS		21,120,962

Kentucky - 1.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.):
Series 2010 B, 5% 2/1/21	1,185,000	1,268,092
Series 2016 A, 5% 2/1/40	1,200,000	1,285,704
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/19	1,000,000	1,053,000
5% 1/1/20	485,000	526,851
5% 1/1/24	800,000	940,040
5% 1/1/27	1,500,000	1,764,180
5% 1/1/33	1,300,000	1,471,327
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	3,005,593
5% 8/15/33	1,325,000	1,476,487
5% 8/15/35	1,500,000	1,655,565
Kentucky State Property & Buildings Commission Rev. Series 2016 B, 5% 11/1/26	11,400,000	13,759,914
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,487,351
5.75% 10/1/38	3,105,000	3,633,316
Series 2016 A:
5% 10/1/31	6,400,000	7,491,072
5% 10/1/32	7,745,000	9,017,891
5% 10/1/33	4,400,000	5,100,172
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,120,760

TOTAL KENTUCKY		56,057,315

Louisiana - 1.2%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	4,125,150
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	10,420,000	12,515,983
5% 8/1/28	3,465,000	4,137,349
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	886,208
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	536,710
5% 12/15/27	2,000,000	2,394,860
5% 12/15/29	1,200,000	1,415,064
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,855,067
5% 12/1/25	2,400,000	2,789,760
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,838,825
5.5% 5/15/29	5,000,000	5,237,450

TOTAL LOUISIANA		39,732,426

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,730,000	1,786,173
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	545,000	568,669
Series 2016 A:
4% 7/1/41	1,100,000	962,819
4% 7/1/46	1,400,000	1,194,704
5% 7/1/41	480,000	498,154
5% 7/1/46	290,000	299,463
Series 2017 D:
5.75% 7/1/38	275,000	286,146
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	980,000	1,022,561
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/37	1,700,000	1,967,631

TOTAL MAINE		8,586,320

Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	130,000	132,441
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,240,855
Series 2015, 5% 7/1/40	2,000,000	2,189,780
Series 2016 A:
4% 7/1/42	780,000	788,143
5% 7/1/35	2,055,000	2,280,865
5% 7/1/38	1,125,000	1,242,315

TOTAL MARYLAND		7,874,399

Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	890,000	1,024,648
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,140,576
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,313,549
5% 10/1/33	1,355,000	1,507,451
Series 2011 I, 6.75% 1/1/36	1,000,000	1,141,630
Series 2015 D, 5% 7/1/44	2,575,000	2,791,609
Series 2016 A, 5% 1/1/47	6,945,000	7,656,793
Series BB1, 5% 10/1/46	4,230,000	4,862,893
Massachusetts Gen. Oblig.:
Series 2016 J, 5% 12/1/36	9,840,000	11,668,075
Series 2017 A:
5% 4/1/33	3,280,000	3,933,081
5% 4/1/36	1,280,000	1,520,448
Series 2017 D:
5% 2/1/33	3,265,000	3,905,332
5% 2/1/34	5,960,000	7,106,823
5% 2/1/35	2,850,000	3,387,881
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,038,240

TOTAL MASSACHUSETTS		53,999,029

Michigan - 3.5%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	615,000	641,999
Detroit Wtr. Supply Sys. Rev.:
Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,400,000	1,558,886
Series 2009, 6.25% 7/1/36 (FSA Insured) (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,648,980
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,698,960
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,140,740
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,394,363
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	16,798,180
5% 4/15/28	2,000,000	2,381,620
Series 2016 I, 5% 4/15/24	705,000	847,269
Series IA:
5.375% 10/15/41	1,000,000	1,133,980
5.5% 10/15/45	2,000,000	2,241,980
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,658,461
5% 6/1/20 (Escrowed to Maturity)	750,000	830,543
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,289,266
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,812,944
Series 2012:
5% 11/15/36	1,300,000	1,442,194
5% 11/15/42	2,950,000	3,243,732
Series 2013, 5% 8/15/29	3,865,000	4,396,012
Series 2015 MI, 5% 12/1/25	3,000,000	3,615,270
Series 2016, 5% 11/15/32	3,500,000	4,026,645
Michigan Gen. Oblig. Series 2016:
5% 3/15/26	7,500,000	9,245,925
5% 3/15/27	1,895,000	2,352,586
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,457,365
2.4%, tender 3/15/23 (a)	1,720,000	1,774,885
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	655,000	702,481
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	133,750
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,285,129
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,152,780
5% 11/1/36	1,250,000	1,429,600
5% 11/1/37	1,000,000	1,142,040
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	970,065
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,854,482
5% 5/1/29	4,230,000	4,965,089
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,514,227
5% 12/1/31	2,300,000	2,667,908
5% 12/1/40 (FSA Insured)	3,000,000	3,394,230
Series 2015 G:
5% 12/1/31	1,500,000	1,739,940
5% 12/1/32	1,500,000	1,732,710
5% 12/1/33	2,000,000	2,300,700
Series 2015, 5% 12/1/29	1,600,000	1,874,048
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,166,021
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,866,942

TOTAL MICHIGAN		118,524,927

Minnesota - 0.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,826,510
Maple Grove Health Care Facilities Series 2015, 5% 9/1/27	1,285,000	1,480,063
Maple Grove Health Care Sys. Rev. Series 2017:
3% 5/1/19	1,000,000	1,027,120
4% 5/1/22	500,000	547,175
5% 5/1/23	500,000	578,945
5% 5/1/24	1,200,000	1,402,932
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	756,169
5% 11/15/24	1,780,000	2,146,894
5% 11/15/25	1,365,000	1,664,481
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	896,689
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	165,883
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	40,000	40,000
Minnesota Higher Ed. Facilities Auth. Rev. 5% 3/1/20	890,000	892,545
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	700,000	760,214
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	2,023,715
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,690,000	7,297,987

TOTAL MINNESOTA		23,507,322

Missouri - 0.3%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	412,740
5% 9/1/21	295,000	318,122
5% 9/1/22	500,000	538,975
5% 9/1/23	400,000	430,496
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,395
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	410,700
3.25% 2/1/28	400,000	411,076
4% 2/1/40	400,000	409,072
5% 2/1/34	3,115,000	3,545,431
5% 2/1/36	1,200,000	1,360,344
5% 2/1/45	1,900,000	2,131,021

TOTAL MISSOURI		10,093,372

Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.305% 12/1/17 (a)	510,000	509,459
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	1,080,000	1,082,074
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,951,779
5% 1/1/34	1,000,000	1,155,720
Series 2016 B, 5% 1/1/32	5,000,000	5,843,650

TOTAL NEBRASKA		10,542,682

Nevada - 0.9%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,161,649
Series 2012 B, 5% 6/1/42	3,260,000	3,693,384
Series 2016 A:
5% 6/1/35	4,150,000	4,880,857
5% 6/1/36	6,000,000	7,041,240
Series 2016 B:
5% 6/1/34	7,495,000	8,834,282
5% 6/1/36	2,700,000	3,168,558

TOTAL NEVADA		29,779,970

New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	2,900,000	3,212,968
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A:
5.25% 7/1/27 (c)	190,000	189,555
6.125% 7/1/37 (c)	175,000	175,310
6.125% 7/1/52 (c)	285,000	282,749
6.25% 7/1/42 (c)	175,000	176,531
Series 2017 B, 4.125% 7/1/24 (c)	965,000	963,533
Series 2017 C, 3.5% 7/1/22 (c)	320,000	319,706
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007, 5% 10/1/37	505,000	507,656
Series 2012:
4% 7/1/23	1,000,000	1,068,900
4% 7/1/32	900,000	914,427
Series 2016:
4% 10/1/38	1,165,000	1,190,082
5% 10/1/28	3,000,000	3,454,020
5% 10/1/32	5,160,000	5,800,666
5% 10/1/38	3,360,000	3,718,613
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,126,142
5% 2/1/20	1,300,000	1,421,381

TOTAL NEW HAMPSHIRE		26,522,239

New Jersey - 3.3%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24 (Pre-Refunded to 6/15/19 @ 100)	1,500,000	1,613,250
5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,077,810
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	6,691,504
Series 2017 B, 5% 11/1/24	10,000,000	10,772,800
Series 2011 EE:
5% 9/1/20	1,255,000	1,337,755
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,789,092
Series 2013:
5% 3/1/23	7,040,000	7,663,674
5% 3/1/24	6,200,000	6,631,706
5% 3/1/25	700,000	744,737
Series 2015 XX:
5% 6/15/22	1,525,000	1,647,031
5% 6/15/26	15,000,000	15,940,650
Series 2016 AAA:
5% 6/15/41	2,510,000	2,585,576
5.5% 6/15/30	4,995,000	5,485,209
Series 2016 BBB, 5% 6/15/22	3,120,000	3,369,662
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	30,000	32,078
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	2,995,309
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	3,700,000	3,889,995
Series 2016 A:
5% 7/1/20	500,000	545,025
5% 7/1/21	1,155,000	1,287,941
5% 7/1/22	155,000	176,257
5% 7/1/23	550,000	634,585
5% 7/1/24	435,000	506,923
5% 7/1/25	1,055,000	1,237,441
5% 7/1/25	470,000	551,277
5% 7/1/26	155,000	182,526
5% 7/1/27	235,000	270,910
5% 7/1/28	685,000	782,777
5% 7/1/30	1,000,000	1,157,890
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,415,531
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	444,500
Series 2014 AA, 5% 6/15/24	15,000,000	16,371,750
Series 2016 A:
5% 6/15/27	945,000	1,037,856
5% 6/15/29	3,550,000	3,829,137
Series 2016 A-2, 5% 6/15/23	2,495,000	2,775,712
Series AA, 5% 6/15/25	2,380,000	2,597,889

TOTAL NEW JERSEY		112,073,765

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,152,130
New York - 6.8%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/32	2,500,000	2,940,900
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A:
5.75% 2/15/47	2,070,000	2,370,109
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	3,130,000	3,633,022
Series 2017 A, 5% 2/15/39	10,000,000	11,719,900
Hudson Yds Infrastructure Series 2017 A, 5% 2/15/35	7,300,000	8,635,535
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	9,800,000	11,094,286
New York City Gen. Oblig.:
Series 2009:
5.625% 4/1/29	85,000	91,401
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	380,000	409,336
Series 2012 A1, 5% 8/1/24	2,720,000	3,109,368
Series 2012 G1, 5% 4/1/25	5,040,000	5,821,351
Series 2014 J, 5% 8/1/23	3,400,000	4,079,762
Series 2015 C, 5% 8/1/27	1,600,000	1,927,584
Series 2016 C and D, 5% 8/1/28	1,500,000	1,810,890
Series 2016 E, 5% 8/1/28	2,550,000	3,106,538
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,620
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,007,230
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	3,585,000	3,701,118
Series 2011 EE, 5.375% 6/15/43	22,705,000	25,678,447
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,401,429
Series 2013 EE, 5% 6/15/47	11,710,000	13,359,705
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2018 S-1, 5% 7/15/32	7,500,000	9,010,725
Series 2009 S3, 5.25% 1/15/39	8,300,000	8,800,324
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,274,124
5.75% 1/15/39	2,500,000	2,667,125
Series S1, 5% 7/15/27	2,000,000	2,340,020
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,859,592
Series 2016 A, 5% 5/1/40	1,950,000	2,264,204
Series 2017 B, 5% 8/1/40	2,000,000	2,330,420
Series 2017 E, 5% 2/1/39	6,440,000	7,567,064
Series 2017 E-1, 5% 2/1/34	6,000,000	7,115,820
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,682,457
5% 11/15/29	5,000,000	5,991,900
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,333,980
New York Dorm. Auth. Personal Income Tax Rev. 5% 2/15/34	1,750,000	1,849,068
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	4,400,000	5,311,592
5% 3/15/32	1,945,000	2,335,653
5% 3/15/34	3,200,000	3,811,136
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	11,193,185
Series 2012 F, 5% 11/15/24	4,600,000	5,425,010
Series 2014 B, 5.25% 11/15/44	2,215,000	2,564,350
Series 2014 C, 5% 11/15/21	2,500,000	2,889,775
Series 2016 B, 5% 11/15/21	1,950,000	2,254,025
Series 2016, 6.5% 11/15/28	695,000	742,774
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	4,200,000	4,490,514
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,395,711
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,750,710
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	1,866,501
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,338,764

TOTAL NEW YORK		230,357,054

North Carolina - 1.3%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,380,380
5% 7/1/42	2,875,000	3,386,348
Series 2017 C:
4% 7/1/36	1,500,000	1,601,190
4% 7/1/37	1,500,000	1,598,565
5% 7/1/29	2,575,000	3,157,259
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,259,544
Series 2012, 5% 11/1/41	1,630,000	1,744,768
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/29	3,500,000	4,224,885
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/30	630,000	754,891
5% 10/1/34	1,000,000	1,174,970
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,016,300
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A:
5% 1/1/30	285,000	299,982
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	755,591
Series 2015 A, 5% 1/1/28	3,500,000	4,195,205
Series 2015 C, 5% 1/1/29	8,000,000	9,521,840
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,185,012

TOTAL NORTH CAROLINA		42,256,730

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,607,910
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,961,738

TOTAL NORTH DAKOTA		5,569,648

Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,714,332
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	984,942
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,559,520
Series 2016, 5% 2/15/46	1,280,000	1,451,866
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,807,007
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	591,120
5% 1/1/27 (FSA Insured)	2,175,000	2,551,971
5% 1/1/31 (FSA Insured)	1,000,000	1,146,290
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,148,620
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,145,729
Columbus City School District 5% 12/1/32	1,000,000	1,189,060
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,326,400
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,181,143
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,377,956
6% 8/15/43	400,000	417,036
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,208,549
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,269,949
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,578,684
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,184,512
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,300,000	2,445,613
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,477,027

TOTAL OHIO		50,757,326

Oklahoma - 0.8%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/28	2,180,000	2,592,827
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	8,039,850
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,316,994
5% 10/1/32	1,100,000	1,253,890
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,513,040
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,942,949
Series 2012:
5% 2/15/21	955,000	1,070,651
5% 2/15/24	1,800,000	2,038,752
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,196,654

TOTAL OKLAHOMA		26,965,607

Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	295,797
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,880,358
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	980,599
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,038,990

TOTAL OREGON		4,195,744

Pennsylvania - 2.7%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,071,560
5% 8/15/20	3,000,000	3,231,450
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,241,430
Coatesville Area School District Series 2017:
4% 8/1/20 (FSA Insured)	225,000	241,412
5% 8/1/21 (FSA Insured)	990,000	1,118,106
5% 8/1/22 (FSA Insured)	875,000	1,009,076
5% 8/1/23 (FSA Insured)	1,000,000	1,172,380
5% 8/1/24 (FSA Insured)	1,000,000	1,184,870
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,546,098
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,089,266
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,602,048
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,703,785
Series 2016 A:
5% 10/1/30	4,350,000	4,800,008
5% 10/1/36	3,335,000	3,601,800
5% 10/1/40	2,045,000	2,200,461
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	1,700,000	1,732,793
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/29	8,125,000	9,488,781
5% 3/15/31	2,130,000	2,455,677
Series 2015, 5% 3/15/33	2,460,000	2,808,902
Series 2016, 5% 2/1/29	8,935,000	10,530,166
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016:
5% 5/1/29	1,000,000	1,169,550
5% 5/1/31	1,000,000	1,155,280
5% 5/1/35	1,585,000	1,803,635
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,549,942
Philadelphia Gas Works Rev.:
Series 9:
5.25% 8/1/40	2,325,000	2,502,095
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,475,000	1,652,502
5% 10/1/19	730,000	786,144
5% 8/1/26	1,000,000	1,187,310
5% 8/1/27	1,000,000	1,175,390
5% 8/1/28	2,000,000	2,331,900
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	2,500,000	2,645,950
Philadelphia School District Series 2016 F, 5% 9/1/29	10,000,000	11,365,900
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,125,330
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	840,156

TOTAL PENNSYLVANIA		92,121,153

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	5,287,838
5% 9/1/36	185,000	205,354
Series 2016:
5% 5/15/20	340,000	368,434
5% 5/15/21	2,000,000	2,217,520
5% 5/15/29	1,250,000	1,403,725
5% 5/15/32	1,610,000	1,769,454
5% 5/15/39	3,000,000	3,236,310
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. ( Brown Univ. Proj.) Series 2017 A, 5% 9/1/29	3,710,000	4,598,842

TOTAL RHODE ISLAND		19,087,477

South Carolina - 3.3%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,013,540
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,149,204
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,828,820
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,423,769
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,324,792
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 C, 5% 12/1/18	7,000,000	7,325,500
Series 2013 E, 5.5% 12/1/53	14,000,000	15,728,300
Series 2014 A:
5% 12/1/49	10,750,000	11,633,005
5.5% 12/1/54	14,400,000	16,302,960
Series 2014 C, 5% 12/1/46	19,450,000	21,189,219
Series 2015 A, 5% 12/1/50	2,015,000	2,200,098
Series 2015 E, 5.25% 12/1/55	3,000,000	3,341,880
Series 2016 B:
5% 12/1/35	3,630,000	4,063,023
5% 12/1/36	5,445,000	6,080,758
Series 2016 C:
5% 12/1/22	500,000	576,530
5% 12/1/23	840,000	980,902
5% 12/1/24	495,000	582,447
5% 12/1/25	360,000	425,196
5% 12/1/26	1,000,000	1,178,570
5% 12/1/27	1,600,000	1,879,968
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,710,437
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	1,590,000	1,644,235

TOTAL SOUTH CAROLINA		111,583,153

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,560,500
Tennessee - 0.4%
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	415,619
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,129,690
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
( Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/23	1,600,000	1,882,016
5% 5/1/25	1,300,000	1,559,896
5% 5/1/27	1,230,000	1,500,379
5% 5/1/31	1,260,000	1,486,674
(Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/29	1,240,000	1,484,057
5% 5/1/30	2,395,000	2,841,524
9 Methodist Le Bonheur Health Proj.) Series 2017 A, 5% 5/1/22	705,000	814,430

TOTAL TENNESSEE		13,114,285

Texas - 9.8%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19 (Pre-Refunded to 8/1/18 @ 100)	1,500,000	1,568,010
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,726,627
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	115,000	117,827
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	885,000	906,753
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,257,260
5% 1/1/45	1,000,000	1,122,670
Series 2016:
5% 1/1/40	3,000,000	3,397,740
5% 1/1/46	1,800,000	2,025,918
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,923,498
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	5,795,000	6,636,898
Series 2016, 5% 2/15/27	1,885,000	2,316,627
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2016 A, 5% 12/1/33	1,625,000	1,929,996
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,215,000	3,399,573
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	2,120,000	2,426,340
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42	5,200,000	5,744,492
Dallas Independent School District:
Bonds Series 2016 B6, 5%, tender 2/15/22 (a)	1,955,000	2,248,230
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	514,475
El Paso Gen. Oblig. Series 2016:
5% 8/15/30	7,290,000	8,658,187
5% 8/15/31	3,810,000	4,501,553
5% 8/15/32	3,625,000	4,260,753
5% 8/15/34	3,755,000	4,377,692
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	215,000	215,312
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,819,453
Granbury Independent School District 0% 8/1/19	1,000,000	977,000
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	31,125,722
5.25% 10/1/51	25,400,000	29,380,434
5.5% 4/1/53	2,300,000	2,623,932
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,731,128
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,636,835
5% 7/1/26	3,000,000	3,360,930
Houston Independent School District Series 2017, 5% 2/15/35	1,600,000	1,908,960
Lewisville Independent School District 0% 8/15/18	1,025,000	1,014,494
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,228,865
5% 5/15/31	7,200,000	8,322,408
Series 2015 D:
5% 5/15/27	1,500,000	1,782,360
5% 5/15/29	2,150,000	2,514,683
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	4,828,005
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,383,450
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,437,281
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24 (Pre-Refunded to 6/1/18 @ 100)	1,000,000	1,034,150
5% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,100,000	2,171,715
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,157,317
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,440,000	2,615,802
Series 2009, 6.25% 1/1/39	560,000	597,318
Series 2011 A:
5.5% 9/1/41	5,370,000	6,225,763
6% 9/1/41	2,100,000	2,485,224
Series 2011 D, 5% 9/1/28	4,700,000	5,388,409
Series 2014 A:
5% 1/1/23	950,000	1,117,314
5% 1/1/24	2,500,000	2,992,350
Series 2015 A, 5% 1/1/32	1,550,000	1,785,724
Series 2015 B, 5% 1/1/31	7,115,000	8,243,581
Series 2016 A:
5% 1/1/31	730,000	854,961
5% 1/1/32	3,000,000	3,496,380
5% 1/1/39	1,000,000	1,146,880
6% 1/1/24	150,000	153,099
6% 1/1/25	740,000	755,288
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,952,630
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	621,666
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	1,600,000	1,991,728
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,408,663
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,120,418
5% 5/15/26	7,000,000	8,137,150
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,209,024
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,070,635
5% 10/1/45	4,000,000	4,574,480
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2015, 5% 9/1/30	5,000,000	5,670,800
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	832,626
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	1,015,000	1,077,250
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	481,185
5% 2/15/41	8,335,000	9,581,416
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,473,940
Series 2016, 5% 4/1/41	3,120,000	3,647,155
Series 2017 A, 5% 10/1/33	6,300,000	7,636,041
Series 2017 B:
5% 10/1/34	9,545,000	11,521,865
5% 10/1/36	1,000,000	1,201,190
Series A, 5% 10/1/23	1,500,000	1,809,795
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	133,478
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	1,370,000	1,407,565
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,386,230
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	3,045,000	3,744,711
5% 3/15/29	2,455,000	2,995,468
5% 3/15/31	2,000,000	2,404,160
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/26	1,525,000	1,878,221
5% 2/15/27	6,000,000	7,300,560
5% 2/15/30	3,455,000	4,109,170
5% 2/15/33	3,500,000	4,095,315
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,137,522

TOTAL TEXAS		331,185,703

Utah - 0.3%
Salt Lake City Arpt. Rev. Series 2017 B:
5% 7/1/34	1,640,000	1,940,989
5% 7/1/35	1,500,000	1,772,460
5% 7/1/36	1,500,000	1,768,200
5% 7/1/37	1,000,000	1,176,920
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,933,579
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	1,851,866

TOTAL UTAH		10,444,014

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,509,680
5% 10/15/46	2,300,000	2,396,255

TOTAL VERMONT		4,905,935

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,275,403
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	6,105,960
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	368,161
Series 2016:
4% 6/15/37	345,000	350,399
5% 6/15/28	1,000,000	1,160,570
5% 6/15/33	225,000	251,984
5% 6/15/36	1,000,000	1,103,830
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,611,890
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,805,950

TOTAL VIRGINIA		16,034,147

Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	871,128
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	785,000	832,312
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,520,463
5% 2/1/28	2,000,000	2,411,080
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,510,228
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,015,585
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,840,900
Series 2015 C:
5% 2/1/33	1,500,000	1,749,255
5% 2/1/34	2,400,000	2,789,928
Series 2017 D:
5% 2/1/33	2,100,000	2,506,014
5% 2/1/36	6,505,000	7,696,846
Series 2017 R-A, 5% 8/1/23	3,115,000	3,751,675
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,768,900
Series R-2015 B, 5% 7/1/24	1,000,000	1,220,870
Series R-2017 A:
5% 8/1/27	945,000	1,166,801
5% 8/1/28	945,000	1,156,406
5% 8/1/30	945,000	1,138,470
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,354,480
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,648,980
Series 2010 A, 5.25% 8/15/20	2,325,000	2,513,093
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,187,866
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,564,230
Series 2012 A, 5% 10/1/24	6,700,000	7,813,138
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,413,972
Series 2015, 5% 1/1/26	2,000,000	2,380,540
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,792,368
5% 10/1/35	1,000,000	1,119,510
5% 10/1/40	1,625,000	1,799,785

TOTAL WASHINGTON		86,534,823

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	4,555,000	4,579,506
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,300,000	1,379,261
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,059,330
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,253,278

TOTAL WEST VIRGINIA		10,271,375

Wisconsin - 1.6%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25(c)	705,000	787,154
5% 5/15/28 (c)	580,000	637,205
5.25% 5/15/37 (c)	190,000	205,382
5.25% 5/15/42 (c)	235,000	252,273
5.25% 5/15/47 (c)	235,000	251,112
5.25% 5/15/52 (c)	435,000	463,040
Series 2017 B-1 3.95% 11/15/24 (c)	195,000	198,491
Series 2017 B-2, 3.5% 11/15/23 (c)	250,000	252,278
Series 2017 B-3, 3% 11/15/22 (c)	345,000	346,028
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,469,808
5% 5/1/23	1,410,000	1,612,081
5% 5/1/25	775,000	883,182
Series 2015, 5% 12/15/44	10,000,000	10,979,800
Series 2016 A:
5% 11/15/39	12,570,000	14,582,206
5% 2/15/42	2,810,000	3,090,298
5% 2/15/46	5,100,000	5,589,141
Series 2016, 5% 2/15/29	1,290,000	1,492,891
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,084,580
5.75% 7/1/30	1,000,000	1,104,110
Series 2013 B:
5% 7/1/26	750,000	860,415
5% 7/1/36	1,900,000	2,098,968
Series 2012:
5% 10/1/24	1,400,000	1,629,586
5% 6/1/27	1,000,000	1,102,460
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,000,000	1,178,100
5% 6/1/39	1,190,000	1,267,517

TOTAL WISCONSIN		53,418,106

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,788,630
TOTAL MUNICIPAL BONDS
(Cost $3,141,592,544)		3,266,899,976
	Shares	Value

Money Market Funds - 1.8%
Fidelity Tax-Free Cash Central Fund, 0.81% (e)(f)
(Cost $60,032,000)	60,025,997	60,032,000
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $3,201,624,544)		3,326,931,976
NET OTHER ASSETS (LIABILITIES) - 1.4%		46,070,781
NET ASSETS - 100%		$3,373,002,757

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,018,007 or 0.3% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$93,612
Total	$93,612

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,266,899,976	$--	$3,266,899,976	$--
Money Market Funds	60,032,000	60,032,000	--	--
Total Investments in Securities:	$3,326,931,976	$60,032,000	$3,266,899,976	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.9%
Health Care	18.1%
Transportation	14.7%
Electric Utilities	9.0%
Escrowed/Pre-Refunded	5.9%
Special Tax	5.7%
Water & Sewer	5.6%
Others* (Individually Less Than 5%)	9.1%
100.0%

* Includes cash equivalents and net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,141,592,544)	$3,266,899,976
Fidelity Central Funds (cost $60,032,000)	60,032,000
Total Investments (cost $3,201,624,544)		$3,326,931,976
Cash		38,071,068
Receivable for investments sold		278
Receivable for fund shares sold		4,322,456
Interest receivable		35,843,774
Distributions receivable from Fidelity Central Funds		13,916
Other receivables		8,254
Total assets		3,405,191,722
Liabilities
Payable for investments purchased on a delayed delivery basis	$25,276,697
Payable for fund shares redeemed	1,945,326
Distributions payable	4,221,525
Accrued management fee	430,488
Other affiliated payables	266,799
Other payables and accrued expenses	48,130
Total liabilities		32,188,965
Net Assets		$3,373,002,757
Net Assets consist of:
Paid in capital		$3,242,305,295
Undistributed net investment income		92,382
Accumulated undistributed net realized gain (loss) on investments		5,297,648
Net unrealized appreciation (depreciation) on investments		125,307,432
Net Assets, for 292,357,615 shares outstanding		$3,373,002,757
Net Asset Value, offering price and redemption price per share ($3,373,002,757 ÷ 292,357,615 shares)		$11.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Interest		$54,622,026
Income from Fidelity Central Funds		93,612
Total income		54,715,638
Expenses
Management fee	$5,782,609
Transfer agent fees	1,280,684
Accounting fees and expenses	277,395
Custodian fees and expenses	12,071
Independent trustees' fees and expenses	6,014
Registration fees	98,747
Audit	27,839
Legal	5,722
Miscellaneous	16,032
Total expenses before reductions	7,507,113
Expense reductions	(3,522,493)	3,984,620
Net investment income (loss)		50,731,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,673,718
Fidelity Central Funds	3,120
Total net realized gain (loss)		5,676,838
Change in net unrealized appreciation (depreciation) on investment securities		70,159,475
Net gain (loss)		75,836,313
Net increase (decrease) in net assets resulting from operations		$126,567,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,731,018	$107,703,450
Net realized gain (loss)	5,676,838	28,073,637
Change in net unrealized appreciation (depreciation)	70,159,475	(157,671,217)
Net increase (decrease) in net assets resulting from operations	126,567,331	(21,894,130)
Distributions to shareholders from net investment income	(50,695,859)	(107,626,120)
Distributions to shareholders from net realized gain	(7,538,436)	(18,184,260)
Total distributions	(58,234,295)	(125,810,380)
Share transactions
Proceeds from sales of shares	452,267,730	1,382,015,795
Reinvestment of distributions	30,564,003	63,857,949
Cost of shares redeemed	(299,549,758)	(1,245,839,196)
Net increase (decrease) in net assets resulting from share transactions	183,281,975	200,034,548
Redemption fees	–	27,442
Total increase (decrease) in net assets	251,615,011	52,357,480
Net Assets
Beginning of period	3,121,387,746	3,069,030,266
End of period	$3,373,002,757	$3,121,387,746
Other Information
Undistributed net investment income end of period	$92,382	$57,223
Shares
Sold	39,697,825	118,596,012
Issued in reinvestment of distributions	2,683,074	5,478,826
Redeemed	(26,360,064)	(108,596,268)
Net increase (decrease)	16,020,835	15,478,570

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Free Bond Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.77	$11.91	$11.18	$11.73	$11.45
Income from Investment Operations
Net investment income (loss)A	.179	.377	.401	.414	.425	.411
Net realized and unrealized gain (loss)	.267	(.408)	(.124)	.734	(.551)	.276
Total from investment operations	.446	(.031)	.277	1.148	(.126)	.687
Distributions from net investment income	(.179)	(.377)	(.401)	(.417)	(.424)	(.407)
Distributions from net realized gain	(.027)	(.062)	(.016)	(.001)	–	–
Total distributions	(.206)	(.439)	(.417)	(.418)	(.424)	(.407)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$11.54	$11.30	$11.77	$11.91	$11.18	$11.73
Total ReturnC,D	3.99%	(.31)%	2.43%	10.45%	(1.03)%	6.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.46%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.17%G	3.21%	3.46%	3.59%	3.77%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$3,373,003	$3,121,388	$3,069,030	$2,922,473	$2,259,927	$2,495,456
Portfolio turnover rateH	20%G	23%	9%	5%	14%	5%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$139,215,360
Gross unrealized depreciation	(13,679,258)
Net unrealized appreciation (depreciation) on securities	$125,536,102
Tax cost	$3,201,395,874

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $525,774,679 and $315,446,338, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,202 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. This reimbursement will remain in place through March 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,500,881.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12,071.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $9,541.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Actual	.25%	$1,000.00	$1,039.90	$1.26
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SFB-SANN-0917
1.762414.116

Fidelity® Series 1000 Value Index Fund Fidelity® Series 1000 Value Index Fund Class F Semi-Annual Report July 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.8	3.2
Berkshire Hathaway, Inc. Class B	2.8	2.8
JPMorgan Chase & Co.	2.7	2.8
Johnson & Johnson	2.5	2.3
Wells Fargo & Co.	2.0	2.3
Bank of America Corp.	2.0	2.1
AT&T, Inc.	2.0	2.3
Procter & Gamble Co.	1.8	2.0
Chevron Corp.	1.7	1.9
Pfizer, Inc.	1.6	1.6
	21.9

Top Market Sectors as of July 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	26.5
Health Care	13.9	10.3
Energy	10.5	13.0
Consumer Staples	9.1	8.1
Industrials	8.4	10.1
Information Technology	8.0	9.5
Consumer Discretionary	7.0	4.6
Utilities	6.2	6.1
Real Estate	4.9	4.6
Telecommunication Services	3.2	3.8

Asset Allocation (% of fund's net assets)

As of July 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.3%

As of January 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.1%

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.2%
Adient PLC	28,631	$1,874,472
BorgWarner, Inc.	57,937	2,707,975
Gentex Corp.	31,257	531,994
Lear Corp.	3,689	546,673
The Goodyear Tire & Rubber Co.	77,185	2,432,099
		8,093,213
Automobiles - 0.8%
Ford Motor Co.	1,207,718	13,550,596
General Motors Co.	424,682	15,280,058
Harley-Davidson, Inc. (a)	14,789	719,781
		29,550,435
Distributors - 0.1%
Genuine Parts Co.	27,150	2,305,850
LKQ Corp. (b)	79,983	2,764,212
		5,070,062
Diversified Consumer Services - 0.1%
Graham Holdings Co.	1,352	800,925
H&R Block, Inc.	53,378	1,628,029
		2,428,954
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	43,329	1,727,094
Carnival Corp.	126,190	8,426,968
Extended Stay America, Inc. unit	22,573	446,268
Hilton, Inc.	7,211	450,904
Hyatt Hotels Corp. Class A (b)	10,486	582,707
International Game Technology PLC	33,651	640,715
MGM Mirage, Inc.	144,773	4,767,375
Norwegian Cruise Line Holdings Ltd. (b)	49,204	2,709,664
Royal Caribbean Cruises Ltd.	53,129	6,007,296
U.S. Foods Holding Corp. (b)	41,092	1,156,740
Yum China Holdings, Inc.	15,649	560,078
		27,475,809
Household Durables - 0.7%
CalAtlantic Group, Inc.	21,983	771,603
D.R. Horton, Inc.	46,368	1,654,874
Garmin Ltd. (a)	36,688	1,841,371
Leggett & Platt, Inc.	8,064	388,524
Lennar Corp.:
Class A	60,690	3,182,584
Class B	3,047	135,500
Mohawk Industries, Inc. (b)	17,810	4,434,512
Newell Brands, Inc.	148,642	7,836,406
PulteGroup, Inc.	63,211	1,543,613
Tempur Sealy International, Inc. (a)(b)	8,884	512,340
Toll Brothers, Inc.	25,141	970,191
Whirlpool Corp.	20,490	3,644,761
		26,916,279
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc.	13,716	782,498
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	24,144	1,462,644
Series A (b)	54,637	1,308,010
TripAdvisor, Inc. (a)(b)	18,160	708,603
		4,261,755
Leisure Products - 0.1%
Brunswick Corp.	5,158	291,994
Hasbro, Inc.	8,603	910,886
Mattel, Inc.	83,866	1,678,997
		2,881,877
Media - 2.5%
Charter Communications, Inc. Class A (b)	20,054	7,859,363
Cinemark Holdings, Inc.	33,111	1,288,018
Comcast Corp. Class A	108,985	4,408,443
Discovery Communications, Inc.:
Class A (a)(b)	47,060	1,157,676
Class C (non-vtg.) (b)	65,339	1,511,291
DISH Network Corp. Class A (b)	15,765	1,009,433
Interpublic Group of Companies, Inc.	18,911	408,667
John Wiley & Sons, Inc. Class A	13,795	762,174
Liberty Broadband Corp.:
Class A (b)	7,948	786,216
Class C (b)	31,710	3,144,998
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	37,769	1,328,336
Liberty Media Class A (b)	6,175	208,406
Liberty SiriusXM Series A (b)	27,713	1,278,401
Liberty SiriusXM Series C (b)	54,312	2,498,352
Lions Gate Entertainment Corp.:
Class A	5,783	170,020
Class B (b)	10,986	302,225
News Corp.:
Class A	113,748	1,627,734
Class B	37,829	556,086
Regal Entertainment Group Class A (a)	25,855	491,762
Scripps Networks Interactive, Inc. Class A (a)	12,111	1,058,623
Sirius XM Holdings, Inc. (a)	23,910	140,113
Tegna, Inc.	66,904	992,186
The Madison Square Garden Co. (b)	5,258	1,155,288
The Walt Disney Co.	153,518	16,876,234
Time Warner, Inc.	239,786	24,558,882
Tribune Media Co. Class A	22,602	952,674
Twenty-First Century Fox, Inc.:
Class A	302,025	8,788,928
Class B	132,846	3,811,352
Viacom, Inc.:
Class A (a)	3,125	126,563
Class B (non-vtg.)	107,984	3,770,801
		93,029,245
Multiline Retail - 0.5%
Dollar General Corp.	52,185	3,922,225
Dollar Tree, Inc. (b)	3,808	274,481
Kohl's Corp. (a)	53,971	2,231,701
Macy's, Inc.	93,569	2,222,264
Target Corp.	171,102	9,696,350
		18,347,021
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	15,792	1,768,862
AutoNation, Inc. (a)(b)	19,994	847,346
AutoZone, Inc. (b)	1,273	687,191
Bed Bath & Beyond, Inc.	43,293	1,294,461
Best Buy Co., Inc.	81,762	4,769,995
Burlington Stores, Inc. (b)	9,194	800,154
Cabela's, Inc. Class A (b)	15,739	896,808
Dick's Sporting Goods, Inc.	5,900	220,306
Foot Locker, Inc.	37,520	1,770,569
GameStop Corp. Class A (a)	30,989	672,151
Gap, Inc. (a)	71,130	1,695,028
L Brands, Inc.	62,015	2,876,876
Michaels Companies, Inc. (b)	8,323	167,625
Murphy U.S.A., Inc. (a)(b)	10,741	813,416
Penske Automotive Group, Inc.	11,090	482,859
Sally Beauty Holdings, Inc. (b)	28,014	566,723
Signet Jewelers Ltd.	20,775	1,270,599
Staples, Inc.	202,597	2,056,360
Tiffany & Co., Inc.	33,175	3,168,544
Urban Outfitters, Inc. (a)(b)	26,818	525,365
Williams-Sonoma, Inc. (a)	21,707	1,007,856
		28,359,094
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	71,827	3,385,925
Michael Kors Holdings Ltd. (b)	43,054	1,568,888
PVH Corp.	23,660	2,822,401
Ralph Lauren Corp.	17,558	1,328,263
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	23,228	652,475
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	15,523	310,770
Class C (non-vtg.) (a)(b)	15,754	285,305
VF Corp. (a)	26,788	1,665,946
		12,019,973

TOTAL CONSUMER DISCRETIONARY		258,433,717

CONSUMER STAPLES - 9.1%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	962	49,581
Class B (non-vtg.)	3,136	154,918
Molson Coors Brewing Co. Class B	53,037	4,719,232
PepsiCo, Inc.	57,557	6,711,722
The Coca-Cola Co.	299,451	13,726,834
		25,362,287
Food & Staples Retailing - 2.4%
Casey's General Stores, Inc.	12,145	1,296,479
CVS Health Corp.	315,025	25,179,948
Kroger Co.	128,741	3,156,729
Rite Aid Corp. (a)(b)	175,128	392,287
Wal-Mart Stores, Inc.	450,675	36,049,493
Walgreens Boots Alliance, Inc.	235,853	19,026,262
Whole Foods Market, Inc.	83,043	3,467,876
		88,569,074
Food Products - 2.2%
Archer Daniels Midland Co.	172,314	7,268,205
Bunge Ltd.	43,271	3,392,014
Campbell Soup Co.	19,183	1,013,438
ConAgra Foods, Inc.	124,542	4,264,318
Flowers Foods, Inc.	55,074	968,752
General Mills, Inc.	51,245	2,852,297
Hormel Foods Corp.	82,898	2,832,625
Ingredion, Inc.	21,891	2,699,598
Kellogg Co.	5,952	404,736
Lamb Weston Holdings, Inc.	35,081	1,542,862
Mondelez International, Inc.	453,729	19,973,151
Pilgrim's Pride Corp. (a)(b)	1,797	43,649
Pinnacle Foods, Inc.	36,213	2,150,328
Post Holdings, Inc. (b)	20,201	1,680,723
Seaboard Corp.	81	346,275
The Hain Celestial Group, Inc. (b)	31,699	1,417,262
The Hershey Co.	4,522	476,212
The J.M. Smucker Co.	34,588	4,216,277
The Kraft Heinz Co.	185,826	16,252,342
TreeHouse Foods, Inc. (a)(b)	12,057	1,022,795
Tyson Foods, Inc. Class A	86,196	5,461,379
		80,279,238
Household Products - 2.3%
Clorox Co.	5,959	795,467
Colgate-Palmolive Co.	224,360	16,198,792
Kimberly-Clark Corp.	15,910	1,959,476
Procter & Gamble Co.	751,419	68,243,874
		87,197,609
Personal Products - 0.1%
Coty, Inc. Class A (a)	143,424	2,937,324
Edgewell Personal Care Co. (b)	17,852	1,288,914
Nu Skin Enterprises, Inc. Class A	11,718	742,452
		4,968,690
Tobacco - 1.4%
Philip Morris International, Inc.	436,773	50,975,777

TOTAL CONSUMER STAPLES		337,352,675

ENERGY - 10.5%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co.	131,531	4,852,179
Halliburton Co.	86,090	3,653,660
Helmerich & Payne, Inc. (a)	32,460	1,643,125
Nabors Industries Ltd.	86,462	666,622
National Oilwell Varco, Inc. (a)	116,768	3,819,481
Oceaneering International, Inc.	30,587	784,557
Patterson-UTI Energy, Inc.	64,902	1,255,205
RPC, Inc. (a)	1,446	29,947
Schlumberger Ltd.	429,969	29,495,873
Transocean Ltd. (United States) (a)(b)	122,256	1,057,514
Weatherford International PLC (a)(b)	275,017	1,226,576
		48,484,739
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	172,466	7,876,522
Antero Resources Corp. (a)(b)	36,448	751,558
Apache Corp. (a)	111,055	5,495,001
Cabot Oil & Gas Corp.	42,345	1,053,120
Centennial Resource Development, Inc. Class A (a)	34,499	578,893
Cheniere Energy, Inc. (b)	21,585	975,642
Chesapeake Energy Corp. (a)(b)	262,776	1,303,369
Chevron Corp.	584,694	63,842,738
Cimarex Energy Co.	1,989	196,971
Concho Resources, Inc. (b)	45,337	5,905,598
ConocoPhillips Co.	383,248	17,387,962
CONSOL Energy, Inc.	70,919	1,188,602
Continental Resources, Inc. (a)(b)	15,208	508,403
Devon Energy Corp.	149,472	4,978,912
Diamondback Energy, Inc. (b)	23,593	2,262,097
Energen Corp. (b)	30,247	1,611,560
EOG Resources, Inc.	161,950	15,407,923
EQT Corp.	53,200	3,388,840
Extraction Oil & Gas, Inc. (a)	37,481	456,519
Exxon Mobil Corp.	1,311,351	104,960,512
Gulfport Energy Corp. (b)	44,704	564,164
Hess Corp.	86,853	3,868,433
HollyFrontier Corp.	53,366	1,539,075
Kinder Morgan, Inc.	595,191	12,159,752
Kosmos Energy Ltd. (a)(b)	59,347	391,690
Marathon Oil Corp.	260,103	3,181,060
Marathon Petroleum Corp.	158,516	8,875,311
Murphy Oil Corp. (a)	51,366	1,365,308
Noble Energy, Inc.	147,965	4,277,668
Occidental Petroleum Corp.	236,494	14,646,073
Parsley Energy, Inc. Class A (b)	24,543	718,619
PBF Energy, Inc. Class A (a)	34,088	776,184
Phillips 66 Co.	134,922	11,299,718
Pioneer Natural Resources Co.	52,062	8,491,312
QEP Resources, Inc. (b)	74,640	639,665
Range Resources Corp.	68,534	1,446,753
Rice Energy, Inc. (b)	25,458	712,060
RSP Permian, Inc. (b)	20,339	698,848
SM Energy Co.	34,502	599,990
Southwestern Energy Co. (b)	157,372	897,020
Targa Resources Corp.	59,846	2,777,453
Tesoro Corp.	47,438	4,721,504
The Williams Companies, Inc.	218,721	6,950,953
Valero Energy Corp.	138,248	9,534,965
Whiting Petroleum Corp. (a)(b)	112,142	588,746
World Fuel Services Corp.	21,179	684,929
WPX Energy, Inc. (b)	123,359	1,329,810
		343,867,805

TOTAL ENERGY		392,352,544

FINANCIALS - 25.5%
Banks - 12.0%
Associated Banc-Corp.	47,176	1,129,865
Bank of America Corp.	3,081,122	74,316,663
Bank of Hawaii Corp.	13,127	1,098,336
Bank of the Ozarks, Inc.	19,179	827,574
BankUnited, Inc.	32,449	1,116,895
BB&T Corp.	250,956	11,875,238
BOK Financial Corp. (a)	7,777	661,589
CIT Group, Inc.	62,236	2,965,545
Citigroup, Inc.	852,043	58,322,343
Citizens Financial Group, Inc.	157,403	5,521,697
Comerica, Inc.	54,166	3,916,743
Commerce Bancshares, Inc.	27,827	1,615,079
Cullen/Frost Bankers, Inc.	17,019	1,544,985
East West Bancorp, Inc.	41,180	2,346,436
Fifth Third Bancorp	230,571	6,156,246
First Hawaiian, Inc.	16,553	488,314
First Horizon National Corp. (a)	72,089	1,256,511
First Republic Bank	9,611	964,272
FNB Corp., Pennsylvania	97,641	1,337,682
Huntington Bancshares, Inc.	330,458	4,378,569
JPMorgan Chase & Co.	1,093,768	100,407,902
KeyCorp	335,891	6,059,474
M&T Bank Corp.	44,905	7,326,251
PacWest Bancorp	37,609	1,805,984
Peoples United Financial, Inc.	106,710	1,861,022
Pinnacle Financial Partners, Inc.	15,617	997,926
PNC Financial Services Group, Inc.	149,826	19,297,589
Popular, Inc.	31,363	1,321,637
Prosperity Bancshares, Inc.	20,671	1,325,011
Regions Financial Corp.	370,146	5,404,132
Signature Bank (b)	6,904	956,756
SunTrust Banks, Inc.	148,540	8,509,857
SVB Financial Group (b)	4,251	758,548
Synovus Financial Corp.	36,883	1,603,673
TCF Financial Corp.	49,471	779,663
U.S. Bancorp	489,903	25,857,080
Webster Financial Corp.	27,989	1,453,469
Wells Fargo & Co.	1,389,396	74,944,020
Western Alliance Bancorp. (b)	13,208	665,419
Zions Bancorporation	60,767	2,753,960
		445,929,955
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	17,346	3,223,407
Ameriprise Financial, Inc.	4,751	688,325
Bank of New York Mellon Corp.	311,893	16,539,686
BGC Partners, Inc. Class A	53,094	669,515
BlackRock, Inc. Class A	38,478	16,412,021
Charles Schwab Corp.	74,345	3,189,401
CME Group, Inc.	104,849	12,856,584
E*TRADE Financial Corp. (b)	84,811	3,477,251
Federated Investors, Inc. Class B (non-vtg.) (a)	21,507	620,047
Franklin Resources, Inc.	103,686	4,643,059
Goldman Sachs Group, Inc.	113,548	25,585,771
Interactive Brokers Group, Inc. (a)	20,547	822,907
IntercontinentalExchange, Inc.	94,629	6,312,701
Invesco Ltd.	105,366	3,663,576
Lazard Ltd. Class A	3,738	174,602
Legg Mason, Inc.	20,594	823,966
Morgan Stanley	408,377	19,152,881
Morningstar, Inc.	360	29,725
Northern Trust Corp.	64,679	5,660,059
Raymond James Financial, Inc.	29,170	2,426,652
State Street Corp.	109,928	10,248,587
T. Rowe Price Group, Inc.	61,525	5,089,348
TD Ameritrade Holding Corp.	8,625	394,421
The NASDAQ OMX Group, Inc.	34,995	2,602,578
		145,307,070
Consumer Finance - 1.4%
Ally Financial, Inc.	140,790	3,187,486
American Express Co.	229,863	19,591,223
Capital One Financial Corp.	138,799	11,961,698
Credit Acceptance Corp. (a)(b)	334	83,199
Discover Financial Services	116,498	7,099,388
Navient Corp.	88,126	1,299,859
OneMain Holdings, Inc. (b)	16,587	443,536
Santander Consumer U.S.A. Holdings, Inc. (b)	46,037	589,734
SLM Corp. (b)	134,329	1,488,365
Synchrony Financial	251,451	7,623,994
		53,368,482
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (b)	594,766	104,066,207
Leucadia National Corp.	76,855	2,000,536
Voya Financial, Inc.	54,880	2,153,491
		108,220,234
Insurance - 4.8%
AFLAC, Inc.	120,296	9,593,606
Alleghany Corp. (b)	4,507	2,764,323
Allstate Corp.	81,592	7,424,872
American Financial Group, Inc.	21,486	2,178,680
American International Group, Inc.	250,824	16,416,431
American National Insurance Co.	2,305	274,295
Arch Capital Group Ltd. (b)	30,735	2,989,286
Arthur J. Gallagher & Co.	17,412	1,023,651
Aspen Insurance Holdings Ltd.	12,722	620,834
Assurant, Inc.	13,136	1,382,827
Assured Guaranty Ltd.	36,411	1,638,859
Athene Holding Ltd.	13,554	684,884
Axis Capital Holdings Ltd.	25,963	1,676,691
Brown & Brown, Inc.	36,553	1,630,264
Chubb Ltd.	143,924	21,079,109
Cincinnati Financial Corp.	47,067	3,584,623
CNA Financial Corp.	8,422	437,523
Erie Indemnity Co. Class A	2,045	260,656
Everest Re Group Ltd.	12,506	3,281,449
First American Financial Corp.	32,442	1,570,517
FNF Group	80,606	3,938,409
Hanover Insurance Group, Inc.	13,221	1,254,144
Hartford Financial Services Group, Inc.	113,186	6,225,230
Lincoln National Corp.	68,953	5,037,706
Loews Corp.	84,862	4,131,082
Markel Corp. (b)	4,184	4,483,198
Mercury General Corp. (a)	8,500	509,065
MetLife, Inc.	283,369	15,585,295
Old Republic International Corp.	75,986	1,490,845
Principal Financial Group, Inc.	82,804	5,527,167
ProAssurance Corp.	16,357	1,010,863
Prudential Financial, Inc.	132,797	15,036,604
Reinsurance Group of America, Inc.	19,455	2,727,591
RenaissanceRe Holdings Ltd.	11,579	1,701,071
The Travelers Companies, Inc.	86,588	11,091,057
Torchmark Corp.	34,829	2,750,446
Unum Group	69,878	3,502,984
Validus Holdings Ltd.	24,040	1,293,112
W.R. Berkley Corp.	29,930	2,064,272
White Mountains Insurance Group Ltd.	1,355	1,171,533
Willis Group Holdings PLC	39,179	5,832,970
XL Group Ltd.	53,306	2,366,786
		179,244,810
Mortgage Real Estate Investment Trusts - 0.3%
Agnc Investment Corp.	107,931	2,285,979
Annaly Capital Management, Inc.	331,994	3,993,888
Chimera Investment Corp.	58,369	1,098,505
MFA Financial, Inc.	122,924	1,043,625
New Residential Investment Corp. (a)	95,652	1,626,084
Starwood Property Trust, Inc. (a)	79,457	1,751,232
Two Harbors Investment Corp.	107,904	1,067,171
		12,866,484
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (a)	143,276	1,881,214
TFS Financial Corp.	16,372	261,625
		2,142,839

TOTAL FINANCIALS		947,079,874

HEALTH CARE - 13.9%
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (a)(b)	970	54,262
Alexion Pharmaceuticals, Inc. (b)	12,753	1,751,497
Alnylam Pharmaceuticals, Inc. (a)(b)	3,099	256,411
Amgen, Inc.	162,017	28,273,587
Biogen, Inc. (b)	3,973	1,150,541
Gilead Sciences, Inc.	114,722	8,729,197
Intrexon Corp. (a)(b)	4,491	96,961
Juno Therapeutics, Inc. (a)(b)	19,830	563,767
Opko Health, Inc. (a)(b)	91,846	592,407
United Therapeutics Corp. (b)	13,535	1,737,894
		43,206,524
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	523,412	25,741,402
Alere, Inc. (b)	26,303	1,325,408
Baxter International, Inc.	139,208	8,419,300
Danaher Corp.	189,683	15,457,268
Dentsply Sirona, Inc.	69,177	4,291,049
Hill-Rom Holdings, Inc.	1,311	97,696
Hologic, Inc. (b)	37,549	1,660,041
Medtronic PLC	393,309	33,026,157
Steris PLC	25,659	2,100,189
Teleflex, Inc.	11,458	2,374,327
The Cooper Companies, Inc.	3,361	819,647
Zimmer Biomet Holdings, Inc.	62,503	7,582,864
		102,895,348
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (a)(b)	24,473	1,295,356
Aetna, Inc.	68,085	10,506,196
Anthem, Inc.	82,128	15,293,055
Brookdale Senior Living, Inc. (b)	57,364	814,569
Cardinal Health, Inc.	97,812	7,556,955
Centene Corp. (b)	45,709	3,630,209
Cigna Corp.	9,393	1,630,249
DaVita HealthCare Partners, Inc. (b)	47,760	3,093,893
Envision Healthcare Corp. (b)	35,610	2,009,472
Express Scripts Holding Co. (b)	173,080	10,841,731
HCA Holdings, Inc. (b)	84,491	6,788,007
Humana, Inc.	2,654	613,605
Laboratory Corp. of America Holdings (b)	31,431	4,994,700
LifePoint Hospitals, Inc. (a)(b)	9,657	573,626
McKesson Corp.	58,777	9,514,233
MEDNAX, Inc. (b)	27,608	1,297,024
Patterson Companies, Inc. (a)	23,289	971,617
Premier, Inc. (b)	11,346	395,975
Quest Diagnostics, Inc.	42,185	4,569,057
Universal Health Services, Inc. Class B	26,572	2,944,975
Wellcare Health Plans, Inc. (b)	1,095	193,804
		89,528,308
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	75,122	4,491,544
Bio-Rad Laboratories, Inc. Class A (b)	6,531	1,538,900
Bruker Corp.	20,742	594,881
PerkinElmer, Inc.	26,929	1,772,736
QIAGEN NV (b)	47,957	1,574,908
Quintiles Transnational Holdings, Inc. (b)	13,626	1,233,834
Thermo Fisher Scientific, Inc.	66,262	11,630,969
VWR Corp. (b)	26,581	877,173
		23,714,945
Pharmaceuticals - 6.9%
Akorn, Inc. (b)	1,424	47,875
Allergan PLC	103,842	26,202,452
Bristol-Myers Squibb Co.	258,919	14,732,491
Endo International PLC (b)	69,427	765,086
Johnson & Johnson	706,450	93,760,044
Mallinckrodt PLC (b)	30,862	1,413,480
Merck & Co., Inc.	800,303	51,123,356
Mylan N.V. (b)	164,956	6,431,634
Perrigo Co. PLC (a)	39,333	2,946,828
Pfizer, Inc.	1,829,632	60,670,597
		258,093,843

TOTAL HEALTH CARE		517,438,968

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.8%
Arconic, Inc.	120,217	2,980,179
General Dynamics Corp.	47,544	9,334,314
Hexcel Corp.	9,393	480,640
Huntington Ingalls Industries, Inc.	2,313	476,732
L3 Technologies, Inc.	23,773	4,159,562
Lockheed Martin Corp.	7,782	2,273,356
Orbital ATK, Inc.	17,885	1,827,489
Raytheon Co.	56,732	9,744,856
Spirit AeroSystems Holdings, Inc. Class A	36,715	2,218,687
Teledyne Technologies, Inc. (b)	10,774	1,468,927
Textron, Inc.	82,226	4,039,763
United Technologies Corp.	230,793	27,365,126
		66,369,631
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	16,589	976,760
XPO Logistics, Inc. (a)(b)	9,085	546,099
		1,522,859
Airlines - 0.7%
Alaska Air Group, Inc.	6,641	566,012
American Airlines Group, Inc.	78,398	3,954,395
Copa Holdings SA Class A	8,983	1,127,007
Delta Air Lines, Inc.	208,291	10,281,244
JetBlue Airways Corp. (b)	102,440	2,246,509
Spirit Airlines, Inc. (b)	21,633	840,442
United Continental Holdings, Inc. (b)	87,038	5,890,732
		24,906,341
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	3,302	216,842
Johnson Controls International PLC	288,478	11,236,218
Lennox International, Inc.	882	150,822
Masco Corp.	34,950	1,332,644
Owens Corning	33,682	2,258,378
USG Corp. (a)(b)	27,344	739,382
		15,934,286
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (b)	4,829	274,287
Pitney Bowes, Inc.	58,036	913,487
Republic Services, Inc.	71,878	4,616,005
Stericycle, Inc. (b)	24,970	1,924,688
Waste Management, Inc.	24,015	1,804,727
		9,533,194
Construction & Engineering - 0.2%
AECOM (b)	48,368	1,542,939
Fluor Corp.	43,692	1,897,544
Jacobs Engineering Group, Inc.	37,387	1,971,043
Quanta Services, Inc. (b)	34,412	1,160,717
Valmont Industries, Inc.	6,896	1,053,019
		7,625,262
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	4,314	874,232
AMETEK, Inc.	58,004	3,571,886
Eaton Corp. PLC	138,257	10,818,610
Emerson Electric Co.	170,773	10,179,779
Fortive Corp.	9,100	589,134
Hubbell, Inc. Class B	6,087	723,075
Regal Beloit Corp.	13,877	1,156,648
Sensata Technologies Holding BV (a)(b)	26,000	1,173,120
		29,086,484
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	19,748	1,927,207
General Electric Co.	2,221,263	56,886,545
Honeywell International, Inc.	98,087	13,351,602
ITT, Inc.	27,657	1,133,937
Roper Technologies, Inc.	1,694	393,787
		73,693,078
Machinery - 1.3%
AGCO Corp.	20,767	1,498,131
Caterpillar, Inc.	16,245	1,851,118
Colfax Corp. (b)	27,550	1,137,264
Crane Co.	15,559	1,174,705
Cummins, Inc.	33,138	5,563,870
Donaldson Co., Inc.	3,448	163,746
Dover Corp.	42,124	3,538,416
Flowserve Corp.	40,174	1,652,357
IDEX Corp.	1,642	191,359
Ingersoll-Rand PLC	39,143	3,439,887
Oshkosh Corp.	23,223	1,599,136
PACCAR, Inc.	106,176	7,267,747
Parker Hannifin Corp.	5,570	924,509
Pentair PLC	50,559	3,188,756
Snap-On, Inc. (a)	15,281	2,356,330
Stanley Black & Decker, Inc.	42,245	5,943,449
Terex Corp.	28,115	1,106,888
Timken Co.	21,534	979,797
Trinity Industries, Inc.	46,822	1,283,391
Wabtec Corp.	17,626	1,328,295
Xylem, Inc.	26,774	1,518,889
		47,708,040
Marine - 0.0%
Kirby Corp. (a)(b)	16,600	1,010,940
Professional Services - 0.3%
Dun & Bradstreet Corp.	6,969	771,886
IHS Markit Ltd. (b)	51,769	2,415,024
Manpower, Inc.	20,400	2,185,860
Nielsen Holdings PLC (a)	109,783	4,721,767
		10,094,537
Road & Rail - 0.6%
AMERCO	1,564	607,708
CSX Corp.	27,503	1,356,998
Genesee & Wyoming, Inc. Class A (b)	19,183	1,249,964
Kansas City Southern	32,408	3,344,182
Norfolk Southern Corp.	89,568	10,083,565
Old Dominion Freight Lines, Inc.	7,207	691,223
Ryder System, Inc.	16,564	1,205,197
Union Pacific Corp.	23,186	2,387,231
		20,926,068
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	28,226	1,117,185
MSC Industrial Direct Co., Inc. Class A	8,110	577,513
W.W. Grainger, Inc.	951	158,570
WESCO International, Inc. (b)	15,186	778,283
		2,631,551
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	23,475	1,779,640

TOTAL INDUSTRIALS		312,821,911

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.7%
Arris International PLC (b)	54,762	1,531,146
Brocade Communications Systems, Inc.	126,498	1,597,670
Cisco Systems, Inc.	1,550,950	48,777,378
CommScope Holding Co., Inc. (b)	29,451	1,083,208
EchoStar Holding Corp. Class A (b)	14,697	892,549
Harris Corp.	27,574	3,156,396
Juniper Networks, Inc.	114,406	3,197,648
Motorola Solutions, Inc.	45,342	4,111,613
		64,347,608
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	27,151	2,207,105
Avnet, Inc.	38,771	1,488,031
Corning, Inc.	262,987	7,663,441
Dolby Laboratories, Inc. Class A	17,066	883,166
FLIR Systems, Inc.	19,821	739,720
Jabil, Inc.	55,687	1,698,454
Keysight Technologies, Inc. (b)	56,250	2,339,438
National Instruments Corp.	7,084	291,436
Trimble, Inc. (b)	16,323	610,970
		17,921,761
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (b)	51,858	2,444,586
eBay, Inc. (b)	313,286	11,193,709
LogMeIn, Inc.	6,042	703,591
Twitter, Inc. (b)	193,152	3,107,816
Zillow Group, Inc.:
Class A (b)	5,041	229,013
Class C (a)(b)	10,095	455,890
		18,134,605
IT Services - 0.7%
Amdocs Ltd.	44,514	2,990,005
Booz Allen Hamilton Holding Corp. Class A	2,690	92,267
Conduent, Inc. (b)	59,098	975,708
CoreLogic, Inc. (b)	10,818	492,760
DST Systems, Inc.	17,129	940,382
Fidelity National Information Services, Inc.	43,658	3,982,483
IBM Corp.	83,255	12,044,501
Leidos Holdings, Inc.	43,432	2,321,006
Sabre Corp. (a)	14,211	314,489
Teradata Corp. (a)(b)	40,255	1,280,914
WEX, Inc. (b)	2,454	266,701
		25,701,216
Semiconductors & Semiconductor Equipment - 2.4%
Cypress Semiconductor Corp. (a)	93,893	1,333,281
First Solar, Inc. (a)(b)	25,404	1,252,671
Intel Corp.	1,457,842	51,709,656
Marvell Technology Group Ltd.	125,381	1,950,928
Micron Technology, Inc. (b)	78,689	2,212,735
Microsemi Corp. (b)	6,790	353,623
NXP Semiconductors NV (b)	44,489	4,908,471
ON Semiconductor Corp. (b)	7,282	108,866
Qorvo, Inc. (b)	18,891	1,295,167
Qualcomm, Inc.	457,204	24,318,681
Teradyne, Inc.	4,149	143,514
Versum Materials, Inc.	30,814	1,086,502
Xilinx, Inc.	4,192	265,186
		90,939,281
Software - 1.4%
Autodesk, Inc. (b)	11,785	1,305,660
CA Technologies, Inc.	96,926	3,008,583
FireEye, Inc. (a)(b)	54,631	799,252
Guidewire Software, Inc. (b)	14,056	1,014,281
Nuance Communications, Inc. (b)	90,013	1,557,225
Oracle Corp.	817,309	40,808,238
SS&C Technologies Holdings, Inc.	4,292	166,358
Synopsys, Inc. (b)	42,345	3,242,357
Zynga, Inc. (b)	235,952	851,787
		52,753,741
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	512,815	8,979,391
HP, Inc.	521,716	9,964,776
NetApp, Inc.	12,286	533,458
Western Digital Corp.	77,368	6,585,564
Xerox Corp.	70,767	2,170,424
		28,233,613

TOTAL INFORMATION TECHNOLOGY		298,031,825

MATERIALS - 2.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	65,892	9,366,548
Albemarle Corp. U.S.	27,568	3,192,374
Ashland Global Holdings, Inc.	19,300	1,253,921
Cabot Corp.	19,043	1,034,606
Celanese Corp. Class A	16,977	1,632,678
CF Industries Holdings, Inc. (a)	72,286	2,121,594
Eastman Chemical Co.	44,297	3,683,739
Huntsman Corp.	32,286	859,453
LyondellBasell Industries NV Class A	57,254	5,158,013
NewMarket Corp.	159	73,157
Olin Corp.	50,032	1,474,943
Platform Specialty Products Corp. (a)(b)	37,350	523,274
PPG Industries, Inc.	5,599	589,295
Praxair, Inc.	10,876	1,415,620
RPM International, Inc.	3,432	178,018
The Dow Chemical Co.	378,190	24,294,926
The Mosaic Co.	107,531	2,595,798
The Scotts Miracle-Gro Co. Class A (a)	1,068	102,517
Valvoline, Inc.	61,855	1,402,253
Westlake Chemical Corp.	5,546	390,217
		61,342,944
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,859	420,933
Vulcan Materials Co.	2,828	348,183
		769,116
Containers & Packaging - 0.4%
Aptargroup, Inc.	14,592	1,180,931
Ardagh Group SA	2,705	60,700
Avery Dennison Corp.	1,541	143,205
Ball Corp.	48,538	2,033,742
Bemis Co., Inc.	28,494	1,207,291
Crown Holdings, Inc. (b)	12,393	737,012
Graphic Packaging Holding Co.	28,664	378,078
International Paper Co.	11,692	642,826
Owens-Illinois, Inc. (b)	10,973	262,255
Sealed Air Corp.	29,664	1,290,681
Sonoco Products Co.	30,059	1,457,260
WestRock Co.	76,234	4,377,356
		13,771,337
Metals & Mining - 0.7%
Alcoa Corp.	56,052	2,040,293
Freeport-McMoRan, Inc. (b)	334,396	4,888,870
Newmont Mining Corp.	165,378	6,147,100
Nucor Corp.	98,124	5,658,811
Reliance Steel & Aluminum Co.	22,061	1,596,334
Royal Gold, Inc.	12,747	1,104,655
Southern Copper Corp. (a)	2,734	107,556
Steel Dynamics, Inc.	61,913	2,192,339
Tahoe Resources, Inc.	96,130	525,853
United States Steel Corp. (a)	54,332	1,276,259
		25,538,070
Paper & Forest Products - 0.0%
Domtar Corp.	19,392	757,452

TOTAL MATERIALS		102,178,919

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities, Inc.	27,672	3,355,230
American Campus Communities, Inc.	41,235	1,976,806
American Homes 4 Rent Class A	70,586	1,624,184
Apartment Investment & Management Co. Class A	48,967	2,230,447
Apple Hospitality (REIT), Inc.	65,416	1,207,579
AvalonBay Communities, Inc.	42,664	8,206,420
Boston Properties, Inc.	40,275	4,869,650
Brandywine Realty Trust (SBI)	53,803	904,428
Brixmor Property Group, Inc.	94,901	1,859,111
Camden Property Trust (SBI)	26,183	2,348,615
Colony NorthStar, Inc.	165,077	2,416,727
Columbia Property Trust, Inc.	38,136	829,458
Communications Sales & Leasing, Inc.	51,563	1,320,013
Corporate Office Properties Trust (SBI)	31,019	1,032,623
Corrections Corp. of America	36,697	1,016,507
CubeSmart (a)	18,004	443,979
CyrusOne, Inc.	3,293	196,625
DCT Industrial Trust, Inc.	28,711	1,617,578
DDR Corp.	96,360	981,908
Digital Realty Trust, Inc. (a)	14,441	1,665,625
Douglas Emmett, Inc.	8,767	335,425
Duke Realty Corp.	109,084	3,118,712
Empire State Realty Trust, Inc.	39,663	828,560
EPR Properties	19,555	1,415,391
Equity Commonwealth (b)	37,532	1,185,261
Equity Residential (SBI)	110,523	7,522,195
Essex Property Trust, Inc.	20,130	5,268,021
Extra Space Storage, Inc. (a)	5,767	458,477
Federal Realty Investment Trust (SBI)	13,559	1,798,330
Forest City Realty Trust, Inc. Class A	68,789	1,677,076
Gaming & Leisure Properties	41,637	1,579,708
General Growth Properties, Inc. (a)	189,398	4,282,289
HCP, Inc.	144,330	4,568,045
Healthcare Trust of America, Inc.	61,557	1,883,029
Highwoods Properties, Inc. (SBI)	31,315	1,613,349
Hospitality Properties Trust (SBI)	50,574	1,469,680
Host Hotels & Resorts, Inc.	224,429	4,187,845
Hudson Pacific Properties, Inc.	43,244	1,414,944
Invitation Homes, Inc.	27,415	584,488
Iron Mountain, Inc.	10,308	375,520
JBG SMITH Properties (b)	26,389	936,282
Kilroy Realty Corp.	29,188	2,025,939
Kimco Realty Corp. (a)	126,302	2,548,774
Lamar Advertising Co. Class A (a)	2,736	193,080
Liberty Property Trust (SBI)	45,843	1,926,323
Life Storage, Inc.	14,268	1,042,135
Medical Properties Trust, Inc.	112,795	1,464,079
Mid-America Apartment Communities, Inc.	34,689	3,591,352
National Retail Properties, Inc.	46,501	1,859,110
Omega Healthcare Investors, Inc.	58,807	1,857,713
Outfront Media, Inc.	37,053	847,402
Paramount Group, Inc. (a)	61,802	1,011,699
Park Hotels & Resorts, Inc.	40,135	1,080,836
Piedmont Office Realty Trust, Inc. Class A	45,134	948,265
Prologis, Inc.	163,182	9,923,097
Rayonier, Inc.	40,062	1,164,602
Realty Income Corp.	83,692	4,775,466
Regency Centers Corp. (a)	45,628	3,021,486
Retail Properties America, Inc.	73,824	976,692
Senior Housing Properties Trust (SBI)	73,326	1,426,191
Simon Property Group, Inc.	9,120	1,445,520
SL Green Realty Corp.	30,310	3,130,114
Spirit Realty Capital, Inc.	150,784	1,195,717
Store Capital Corp.	53,137	1,242,874
Sun Communities, Inc.	22,156	1,972,106
Tanger Factory Outlet Centers, Inc.	27,195	718,764
Taubman Centers, Inc.	9,264	526,844
The Macerich Co.	41,604	2,387,654
UDR, Inc.	81,205	3,174,303
Ventas, Inc.	109,840	7,397,724
VEREIT, Inc.	297,664	2,473,588
Vornado Realty Trust	52,779	4,188,014
Weingarten Realty Investors (SBI)	37,402	1,214,069
Welltower, Inc.	113,590	8,336,370
Weyerhaeuser Co.	231,016	7,628,148
WP Carey, Inc. (a)	32,541	2,229,384
		177,551,574
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	49,841	1,893,460
Howard Hughes Corp. (b)	10,610	1,334,844
Jones Lang LaSalle, Inc.	13,659	1,737,698
Realogy Holdings Corp.	42,379	1,406,983
		6,372,985

TOTAL REAL ESTATE		183,924,559

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,903,136	74,222,304
CenturyLink, Inc. (a)	165,837	3,859,027
Level 3 Communications, Inc. (b)	90,794	5,327,792
Verizon Communications, Inc.	632,069	30,592,140
		114,001,263
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	191,043	1,524,523
T-Mobile U.S., Inc. (b)	35,116	2,165,253
Telephone & Data Systems, Inc.	30,147	857,079
U.S. Cellular Corp. (b)	4,358	165,081
		4,711,936

TOTAL TELECOMMUNICATION SERVICES		118,713,199

UTILITIES - 6.2%
Electric Utilities - 3.7%
Alliant Energy Corp.	68,255	2,766,375
American Electric Power Co., Inc.	153,799	10,848,981
Duke Energy Corp.	217,198	18,487,894
Edison International	97,866	7,700,097
Entergy Corp.	54,731	4,198,962
Eversource Energy	97,836	5,947,450
Exelon Corp.	286,539	10,985,905
FirstEnergy Corp.	135,622	4,327,698
Great Plains Energy, Inc.	66,060	2,038,612
Hawaiian Electric Industries, Inc.	33,721	1,112,456
NextEra Energy, Inc.	144,708	21,140,392
OGE Energy Corp.	62,187	2,230,026
PG&E Corp.	158,469	10,726,767
Pinnacle West Capital Corp.	33,605	2,914,562
PPL Corp.	211,192	8,094,989
Southern Co.	308,668	14,794,457
Vistra Energy Corp.	75,216	1,235,799
Westar Energy, Inc.	43,434	2,204,276
Xcel Energy, Inc.	157,430	7,448,013
		139,203,711
Gas Utilities - 0.2%
Atmos Energy Corp.	31,299	2,715,501
National Fuel Gas Co.	25,054	1,483,447
UGI Corp.	52,734	2,661,485
		6,860,433
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (b)	109,000	1,567,420
NRG Energy, Inc.	74,928	1,844,727
The AES Corp.	200,840	2,245,391
		5,657,538
Multi-Utilities - 1.9%
Ameren Corp.	74,506	4,179,787
Avangrid, Inc.	17,655	801,890
CenterPoint Energy, Inc.	132,891	3,746,197
CMS Energy Corp.	86,719	4,009,887
Consolidated Edison, Inc.	95,472	7,910,810
Dominion Resources, Inc.	194,378	15,002,094
DTE Energy Co.	55,581	5,950,502
MDU Resources Group, Inc.	58,855	1,550,829
NiSource, Inc.	98,220	2,559,613
Public Service Enterprise Group, Inc.	156,745	7,048,823
SCANA Corp.	40,233	2,589,798
Sempra Energy	77,868	8,799,863
Vectren Corp.	25,917	1,557,871
WEC Energy Group, Inc.	97,044	6,110,861
		71,818,825
Water Utilities - 0.2%
American Water Works Co., Inc.	54,474	4,417,841
Aqua America, Inc.	55,429	1,850,220
		6,268,061

TOTAL UTILITIES		229,808,568

TOTAL COMMON STOCKS
(Cost $3,275,548,841)		3,698,136,759
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $1,999,507)	2,000,000	1,999,136
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.11% (d)	31,527,094	$31,533,399
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	90,630,503	90,639,566
TOTAL MONEY MARKET FUNDS
(Cost $122,168,085)		122,172,965
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $3,399,716,433)		3,822,308,860
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(103,613,792)
NET ASSETS - 100%		$3,718,695,068

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
169 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	20,854,600	$323,539

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $739,680.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$61,300
Fidelity Securities Lending Cash Central Fund	74,378
Total	$135,678

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$258,433,717	$258,433,717	$--	$--
Consumer Staples	337,352,675	337,352,675	--	--
Energy	392,352,544	392,352,544	--	--
Financials	947,079,874	947,079,874	--	--
Health Care	517,438,968	517,438,968	--	--
Industrials	312,821,911	312,821,911	--	--
Information Technology	298,031,825	298,031,825	--	--
Materials	102,178,919	102,178,919	--	--
Real Estate	183,924,559	183,924,559	--	--
Telecommunication Services	118,713,199	118,713,199	--	--
Utilities	229,808,568	229,808,568	--	--
U.S. Government and Government Agency Obligations	1,999,136	--	1,999,136	--
Money Market Funds	122,172,965	122,172,965	--	--
Total Investments in Securities:	$3,822,308,860	$3,820,309,724	$1,999,136	$--
Derivative Instruments:
Assets
Futures Contracts	$323,539	$323,539	$--	$--
Total Assets	$323,539	$323,539	$--	$--
Total Derivative Instruments:	$323,539	$323,539	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$323,539	$0
Total Equity Risk	323,539	0
Total Value of Derivatives	$323,539	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		July 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $88,427,276) — See accompanying schedule: Unaffiliated issuers (cost $3,277,548,348)	$3,700,135,895
Fidelity Central Funds (cost $122,168,085)	122,172,965
Total Investments (cost $3,399,716,433)		$3,822,308,860
Cash		180,009
Receivable for fund shares sold		774,771
Dividends receivable		4,224,319
Distributions receivable from Fidelity Central Funds		24,408
Other receivables		56,546
Total assets		3,827,568,913
Liabilities
Payable for investments purchased	$17,028,609
Payable for fund shares redeemed	1,184,535
Payable for daily variation margin for derivative instruments	18,753
Other payables and accrued expenses	10,684
Collateral on securities loaned	90,631,264
Total liabilities		108,873,845
Net Assets		$3,718,695,068
Net Assets consist of:
Paid in capital		$3,198,754,102
Undistributed net investment income		45,564,565
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		51,460,435
Net unrealized appreciation (depreciation) on investments		422,915,966
Net Assets		$3,718,695,068
Series 1000 Value Index:
Net Asset Value, offering price and redemption price per share ($1,597,527,884 ÷ 129,364,506 shares)		$12.35
Class F:
Net Asset Value, offering price and redemption price per share ($2,121,167,184 ÷ 171,717,519 shares)		$12.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended July 31, 2017 (Unaudited)
Investment Income
Dividends		$46,349,260
Interest		5,444
Income from Fidelity Central Funds		135,678
Total income		46,490,382
Expenses
Management fee	$611,956
Transfer agent fees	258,397
Custodian fees and expenses	10,681
Independent trustees' fees and expenses	6,913
Interest	4,597
Miscellaneous	5,987
Total expenses before reductions	898,531
Expense reductions	(71)	898,460
Net investment income (loss)		45,591,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,210,493
Fidelity Central Funds	975
Foreign currency transactions	3
Futures contracts	1,288,366
Total net realized gain (loss)		57,499,837
Change in net unrealized appreciation (depreciation) on: Investment securities	86,531,082
Futures contracts	154,749
Total change in net unrealized appreciation (depreciation)		86,685,831
Net gain (loss)		144,185,668
Net increase (decrease) in net assets resulting from operations		$189,777,590

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended July 31, 2017 (Unaudited)	Year ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,591,922	$58,178,343
Net realized gain (loss)	57,499,837	24,503,688
Change in net unrealized appreciation (depreciation)	86,685,831	405,062,332
Net increase (decrease) in net assets resulting from operations	189,777,590	487,744,363
Distributions to shareholders from net investment income	(3,832,248)	(56,460,680)
Distributions to shareholders from net realized gain	(2,132,470)	(27,407,512)
Total distributions	(5,964,718)	(83,868,192)
Share transactions - net increase (decrease)	(65,863,904)	1,554,823,147
Total increase (decrease) in net assets	117,948,968	1,958,699,318
Net Assets
Beginning of period	3,600,746,100	1,642,046,782
End of period	$3,718,695,068	$3,600,746,100
Other Information
Undistributed net investment income end of period	$45,564,565	$3,804,891

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 1000 Value Index Fund

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$9.68	$10.89	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.26	.26	.24	.04
Net realized and unrealized gain (loss)	.47	2.10	(.78)	1.06	.01
Total from investment operations	.62	2.36	(.52)	1.30	.05
Distributions from net investment income	(.01)	(.19)	(.26)	(.24)	(.04)
Distributions from net realized gain	(.01)	(.10)	(.43)	(.18)	–
Total distributions	(.02)	(.29)	(.69)	(.42)	(.04)
Net asset value, end of period	$12.35	$11.75	$9.68	$10.89	$10.01
Total ReturnC,D	5.27%	24.44%	(4.98)%	12.86%	.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%G	.10%	.10%	.10%	.10%G
Expenses net of fee waivers, if any	.07%G	.10%	.10%	.10%	.10%G
Expenses net of all reductions	.07%G	.10%	.10%	.10%	.10%G
Net investment income (loss)	2.46%G	2.41%	2.35%	2.18%	1.91%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,597,528	$1,529,003	$759,885	$852,575	$832,317
Portfolio turnover rateH	30%G	16%	20%	16%	2%I

 A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series 1000 Value Index Fund Class F

	Six months ended (Unaudited) July 31,	Years ended January 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$9.68	$10.89	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.27	.26	.25	.04
Net realized and unrealized gain (loss)	.47	2.09	(.77)	1.06	.01
Total from investment operations	.62	2.36	(.51)	1.31	.05
Distributions from net investment income	(.01)	(.19)	(.27)	(.25)	(.04)
Distributions from net realized gain	(.01)	(.10)	(.43)	(.18)	–
Total distributions	(.02)	(.29)	(.70)	(.43)	(.04)
Net asset value, end of period	$12.35	$11.75	$9.68	$10.89	$10.01
Total ReturnC,D	5.28%	24.48%	(4.92)%	12.91%	.44%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.05%	.05%	.05%	.05%G
Expenses net of fee waivers, if any	.03%G	.05%	.05%	.05%	.05%G
Expenses net of all reductions	.03%G	.05%	.05%	.05%	.05%G
Net investment income (loss)	2.49%G	2.46%	2.40%	2.23%	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,121,167	$2,071,743	$882,162	$943,923	$823,248
Portfolio turnover rateH	30%G	16%	20%	16%	2%I

 A For the period November 7, 2013 (commencement of operations) to January 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2017

1. Organization.

Fidelity Series 1000 Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series 1000 Value Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series 1000 Value Index.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying funds, futures contracts, foreign currency transactions, market discount, partnerships, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$559,826,458
Gross unrealized depreciation	(144,405,328)
Net unrealized appreciation (depreciation) on securities	$415,421,130
Tax cost	$3,406,887,730

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,288,366 and a change in net unrealized appreciation (depreciation) of $154,749 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $541,298,830 and $562,907,730, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee that was based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser paid class-level expenses for Series 1000 Value Index so that the total expenses did not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received transfer agent fees at an annual rate of .075% of average net assets for Series 1000 Value Index. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 1000 Value Index paid a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 1000 Value Index	$258,397

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$15,256,333	1.21%	$4,597

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,987 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $74,378.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $71.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2017	Year ended January 31, 2017
From net investment income
Series 1000 Value Index	$1,536,634	$23,522,214
Class F	2,295,614	32,938,466
Total	$3,832,248	$56,460,680
From net realized gain
Series 1000 Value Index	$896,370	$11,650,787
Class F	1,236,100	15,756,725
Total	$2,132,470	$27,407,512

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2017	Year ended January 31, 2017	Six months ended July 31, 2017	Year ended January 31, 2017
Series 1000 Value Index
Shares sold	8,361,533	62,117,936	$101,923,887	$701,876,743
Reinvestment of distributions	200,743	3,031,118	2,433,004	35,173,001
Shares redeemed	(9,362,630)	(13,516,852)	(113,727,946)	(146,701,027)
Net increase (decrease)	(800,354)	51,632,202	$(9,371,055)	$590,348,717
Class F
Shares sold	11,728,308	101,323,040	$141,935,498	$1,140,932,277
Reinvestment of distributions	291,155	4,188,831	3,531,714	48,695,191
Shares redeemed	(16,633,554)	(20,346,416)	(201,960,061)	(225,153,038)
Net increase (decrease)	(4,614,091)	85,165,455	$(56,492,849)	$964,474,430

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2017 to July 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During Period-B February 1, 2017 to July 31, 2017
Series 1000 Value Index	.07%
Actual		$1,000.00	$1,052.70	$.36**
Hypothetical-C		$1,000.00	$1,024.45	$.35**
Class F	.03%
Actual		$1,000.00	$1,052.80	$.15**
Hypothetical-C		$1,000.00	$1,024.65	$.15**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/or expense cap, effective June 1, 2017, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Series 1000 Value Index	.00%
Actual		$.00
Hypothetical-(b)		$.00
Class F	.00%
Actual		$.00
Hypothetical-(b)		$.00

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XS6-SANN-0917
1.967966.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2017